As filed with the Securities and Exchange Commission on January 31, 1997
                                              1933 Act Registration No. 33-62872
                                              1940 Act Registration No. 811-7724

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [__X__]

          Pre-Effective Amendment No.      [_____]       [_____]
          Post-Effective Amendment No.     [__5__]       [__X__]

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [__X__]

          Amendment No.                    [__5__]       [__X__]


                        (Check Appropriate Box or Boxes)

                         NEUBERGER & BERMAN INCOME TRUST
                         -------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (212) 476-8800

                         Theodore P. Giuliano, President
                         Neuberger & Berman Income Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of Agents for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

____  immediately upon filing pursuant to paragraph (b)
_X__  on February 3, 1997 pursuant to paragraph (b)
____  60 days after  filing  pursuant  to  paragraph  (a)(1)
____  on  ________________ pursuant to  paragraph  (a)(1)
____  75 days after  filing  pursuant to paragraph (a)(2)
____   on __________ pursuant to paragraph (a)(2)

        Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and the notice required by such rule for its 1996 fiscal year was filed on December 27, 1996.

        Neuberger & Berman Income Trust is a "master/feeder fund." This Post-Effective Amendment No. 5 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                                            Page _____ of _____
                                            Exhibit Index
                                            Begins on Page _____

                               NEUBERGER & BERMAN INCOME TRUST

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5 ON FORM N-1A


        This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 5 on Form N-1A

Cross Reference Sheet

Neuberger & Berman Limited Maturity Bond Trust
Neuberger & Berman Ultra Short Bond Trust

        Part A - Prospectus

        Part B - Statement of Additional Information

        Part C - Other Information

Signature Pages

                         NEUBERGER & BERMAN INCOME TRUST
             CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5 ON FORM N-1A
                              CROSS REFERENCE SHEET

              This cross reference sheet relates to the Prospectus
                   and Statement of Additional Information for
                 Neuberger & Berman Limited Maturity Bond Trust
                  and Neuberger & Berman Ultra Short Bond Trust

                Form N-1A Item No.              Caption in Part A Prospectus
                ------------------              ----------------------------

Item 1.         Cover Page                      Front Cover Page


Item 2.         Synopsis                        Expense Information; Summary


Item 3.         Condensed Financial             Financial Highlights;
                                                Information Performance
                                                Information


Item 4.         General Description of          Investment Programs; Description
                Registrant                      of Investments; Special
                                                Information Regarding
                                                Organization, Capitalization,
                                                and Other Matters


Item 5.         Management of the Fund          Management and Administration;
                                                Back Cover Page


Item 6.         Capital Stock and Other         Front Cover Page; Dividends,
                Securities                      Other Distributions, and Taxes;
                                                Special Information Regarding
                                                Organization, Capitalization,
                                                and Other Matters


Item 7.         Purchase of Securities Being    Shareholder Services; Share
                Offered                         Prices and Net Asset Value;
                                                Management and Administration


Item 8.         Redemption or Repurchase        Shareholder Services; Share
                                                Prices and Net Asset Value


Item 9.         Pending Legal Proceedings       Not Applicable

                                               Caption in Part B Statement of
                Form N-1A Item No.             Additional Information
                ------------------             ------------------------------

Item 10.        Cover Page                      Cover Page

Item 11.        Table of Contents               Table of Contents

Item 12.        General Information and         Not Applicable
                History

Item 13.        Investment Objectives and       Investment Information; Certain
                Policies                        Risk Considerations

Item 14.        Management of the Fund          Trustees And Officers

Item 15.        Control Persons and             Control Persons And Principal
                Principal Holders of            Holders of Securities
                Securities

Item 16.        Investment Advisory and         Investment Management and
                Other Services                  Administration Services;
                                                Trustees And Officers;
                                                Distribution Arrangements;
                                                Reports To Shareholders;
                                                Custodian And Transfer Agent;
                                                Independent Auditors

Item 17.        Brokerage Allocation            Portfolio Transactions

Item 18.        Capital Stock and Other         Investment Information;
                Securities                      Additional Redemption
                                                Information; Dividends and Other
                                                Distributions

Item 19.        Purchase, Redemption and        Distribution Arrangements;
                Pricing of Securities           Additional Exchange Information;
                Being Offered                   Additional Redemption
                                                Information

Item 20.        Tax Status                      Dividends and Other Distribu
                                                tions; Additional Tax
                                                Information

Item 21.        Underwriters                    Investment Management and
                                                Administration Services;
                                                Distribution Arrangements

Item 22.        Calculation of                  Performance Information
                Performance Data

Item 23.        Financial Statements            Financial Statements



                                     Part C
                                     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 5.

PROSPECTUS

February 3, 1997

          Neuberger&Berman
          INCOME TRUST

Neuberger&Berman
          ULTRA SHORT BOND TRUST

Neuberger&Berman
          LIMITED MATURITY BOND TRUST

                              No Sales Charges
                              No Redemption Fees
                              No 12b-1 Fees

     Neuberger&Berman
INCOME TRUST

     No-Load Bond Funds
-------------------------------------------------------------------------------
Neuberger&Berman ULTRA SHORT BOND TRUST(R)

Neuberger&Berman LIMITED MATURITY BOND TRUST(R)


   YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH
NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

-------------------------------------------------------------------------------


   Each of the above-named funds (a "Fund") invests all of its net investable assets in its corresponding portfolio (a "Portfolio") of Income Managers Trust ("Managers Trust"), an open-end management investment company managed by N&B Management. Each Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment performance of each Fund directly corresponds with the investment performance of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3 and "Information Regarding Organization, Capitalization, and Other Matters" on page 26.


   The Funds are no-load mutual funds, so there are no sales commissions or other charges when buying or redeeming shares. The Funds do not pay "12b-1 fees" to promote or distribute their shares. The Funds declare income dividends daily and pay them monthly.


   Please read this Prospectus before investing in either Fund and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated February 3, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.


                        PROSPECTUS DATED FEBRUARY 3, 1997

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

   SUMMARY                         3
The Funds and Portfolios           3
Risk Factors                       4
Management                         4

   EXPENSE INFORMATION             5
Shareholder Transaction
  Expenses for Each Fund           5
Annual Fund Operating Expenses     5
Example                            6

   FINANCIAL HIGHLIGHTS            7
Selected Per Share Data and
   Ratios                          7
Ultra Short Bond Trust             8
Limited Maturity Bond Trust        9

   INVESTMENT PROGRAMS            11
Short-Term Trading; Portfolio
   Turnover                       12
Ratings of Securities             12
Borrowings                        14
Other Investments                 14
Duration                          14

   PERFORMANCE INFORMATION        16
Yield                             16
Total Return                      16
Yield and Total Return
   Information                    16

   SHAREHOLDER SERVICES           17
How to Buy Shares                 17
How to Sell Shares                17
Exchanging Shares                 18


   SHARE PRICES AND NET ASSET
   VALUE                          19



   DIVIDENDS, OTHER
   DISTRIBUTIONS, AND TAXES       20
Distribution Options              20
Taxes                             20



   MANAGEMENT AND
   ADMINISTRATION                 22
Trustees and Officers             22
Investment Manager,
  Administrator,  Distributor,
  and Sub-Adviser                 22
Expenses                          23
Transfer Agent                    25



   INFORMATION REGARDING
   ORGANIZATION,
   CAPITALIZATION, AND OTHER
   MATTERS                        26
The Funds                         26
The Portfolios                    26


   DESCRIPTION OF INVESTMENTS     29


   USE OF JOINT PROSPECTUS AND
   STATEMENT OF ADDITIONAL
   INFORMATION                    35


   OTHER INFORMATION              36
Directory                         36
Funds Eligible For Exchange       36

SUMMARY

       The Funds and Portfolios
--------------------------------------------------------------------------------

   Each Fund is a series of Neuberger&Berman Income Trust (the "Trust") and invests in its corresponding Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:


                                   SHAREHOLDERS

                                [arrow] BUY SHARES IN

                                        FUNDS

                                [arrow] INVEST IN

                                    PORTFOLIOS

                                [arrow] INVEST IN

                            DEBT SECURITIES & OTHER SECURITIES


   The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 26.



   The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in one or both of the Funds depending on your particular investment needs. Please see "Investment Programs" on page 11. Of course, there can be no assurance that a Fund will meet its investment objective.

NEUBERGER&BERMAN       INVESTMENT                    PRINCIPAL PORTFOLIO         COMPARATIVE
INCOME TRUST           OBJECTIVE                     INVESTMENTS                 INFORMATION
---------------------- ----------------------------- --------------------------- --------------------------
ULTRA SHORT            Current income with minimal   Money market instruments    Lower expected price
                       risk to principal and         and investment grade debt   fluctuation; maximum
                       liquidity                     securities of government    dollar-weighted average
                                                     and non-government issuers  duration of two years

LIMITED MATURITY       Highest current income        Debt securities, primarily  More potential price
                       consistent with low risk to   investment grade; maximum   fluctuation; maximum
                       principal and liquidity; and  10% below investment grade, dollar-weighted average
                       secondarily, total return     but no lower than B*        duration of four years


* SECURITIES THAT ARE BELOW INVESTMENT GRADE WILL BE PURCHASED ONLY IF RATED B OR HIGHER BY EITHER MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") OR STANDARD & POOR'S ("S&P") OR, IF UNRATED BY EITHER OF THOSE ENTITIES, DEEMED BY N&B MANAGEMENT TO BE OF COMPARABLE QUALITY. SEE PAGE 12.


       Risk Factors
--------------------------------------------------------------------------------

   An investment in either Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. The Portfolios invest in fixed income securities, which are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. Special risk factors apply to investments, which may be made by one or both Portfolios, in debt securities rated below investment grade, foreign securities, options and futures contracts and zero coupon bonds. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 11 and "Description of Investments" on page 29.


       Management
--------------------------------------------------------------------------------

   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 22. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds(R) made available through an Institution, see "Shareholder Services--How to Buy Shares" on page 17, "Shareholder Services--How to Sell Shares" on page 17, "Shareholder Services--Exchanging Shares" on page 18, and the policies of the Institution through which you are purchasing shares.

EXPENSE INFORMATION

   This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

       Shareholder Transaction Expenses for Each Fund
--------------------------------------------------------------------------------

   As shown by this table, the Funds impose no transaction charges when you buy or sell Fund shares.


          Sales Charge Imposed on Purchases                       NONE
          Sales Charge Imposed on Reinvested Dividends            NONE
          Deferred Sales Charges                                  NONE
          Redemption Fees                                         NONE
          Exchange Fees                                           NONE

       ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------

   The following table shows annual Total Operating Expenses for each Fund, which are paid out of the assets of the Funds and which include the Fund's pro rata portion of the Total Operating Expenses of its corresponding Portfolio. Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.



NEUBERGER&BERMAN      MANAGEMENT AND      12B-1     OTHER    TOTAL OPERATING
INCOME TRUST       ADMINISTRATION FEES*   FEES    EXPENSES*     EXPENSES*
-----------------  -------------------- ------- -----------  ---------------
ULTRA SHORT                0.25%          None      0.50%         0.75%
LIMITED MATURITY           0.25%          None      0.55%         0.80%


* REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING DESCRIBED BELOW



   Total Operating Expenses for each Fund are based upon administration fees incurred by the Fund and management fees incurred by its corresponding Portfolio during the past fiscal year and any current expense reimbursement undertaking. "Other Expenses" are based on each Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the

Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.



   The previous table reflects N&B Management's voluntary undertaking to reimburse each Fund for its Total Operating Expenses and pro rata share of its corresponding Portfolio's Total Operating Expenses which, in the aggregate, exceed the following percentage per annum of the Fund's average daily net assets: ULTRA SHORT, 0.75%; LIMITED MATURITY, 0.80%. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. Absent the reimbursement, Management and Administration Fees would be 0.75% and 0.75%, Other Expenses would be 2.34% and 1.16%, and Total Operating Expenses would be 3.09% and 1.91% per annum of the average daily net assets of ULTRA SHORT and LIMITED MATURITY, respectively, based upon the expenses of each Fund for its 1996 fiscal year.



   For more information about the current expense reimbursement undertakings, see "Expenses" on page 23.


          Example
--------------------------------------------------------------------------------

   To illustrate the effect of Total Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



NEUBERGER&BERMAN
INCOME TRUST       1 YEAR  3 YEARS   5 YEARS   10 YEARS
 -----------------  ------- --------  -------- ----------
ULTRA SHORT           $8      $24       $42       $93
LIMITED MATURITY      $8      $26       $44       $99


   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

       Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

   The financial information in the following tables is for each Fund as of October 31, 1996, and the prior periods. This information has been audited by the Funds' independent auditors. You may obtain, at no cost, further information about the performance of the Funds in their annual report to shareholders. The auditors' reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for a free copy of the annual report and up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS
Neuberger&Berman

       Ultra Short Bond Trust
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.(6)



                                                                          Period from
                                                                          September 7,
                                                                           1993(1) to
                                              Year Ended October 31,      October 31,
                                              1996     1995      1994         1993
------------------------------------------  --------  -------- --------  ---------------
Net Asset Value, Beginning of Year            $9.85    $9.79     $9.97       $10.00
                                            --------  -------- --------  ---------------
Income From Investment Operations
  Net Investment Income                         .53      .53       .37          .05
  Net Gains or Losses on Securities
   (both realized and unrealized)              (.03)     .06      (.18)        (.03)
                                            --------  -------- --------  ---------------
   Total from Investment Operations             .50      .59       .19          .02
                                            --------  -------- --------  ---------------
Less Distributions
    Dividends (from net investment income)     (.53)    (.53)     (.37)        (.05)
                                            --------  -------- --------  ---------------
Net Asset Value, End of Year                  $9.82    $9.85     $9.79       $ 9.97
                                            --------  -------- --------  ---------------
Total Return(2)                               +5.24%   +6.15%    +1.92%      + 0.17%(3)
                                            --------  -------- --------  ---------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)       $ 6.6    $ 1.7     $ 1.2       $  0.2
                                            --------  -------- --------  ---------------
  Ratio of Expenses to Average Net
   Assets(4)                                    .76%     .72%      .65%         .65%(5)
                                            --------  -------- --------  ---------------
  Ratio of Net Investment Income to
   Average Net Assets(4)                       5.43%    5.42%     3.86%        2.98%(5)
                                            --------  -------- --------  ---------------


SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman

       Limited Maturity Bond Trust
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.(6)



                                                                          Period from
                                                                          August 30,
                                                                          1993(1) to
                                              Year Ended October 31,      October 31,
                                              1996     1995      1994        1993
------------------------------------------  --------  -------- --------  --------------
Net Asset Value, Beginning of Year            $9.61    $9.43     $9.97       $10.00
                                            --------  -------- --------  --------------
Income From Investment Operations
  Net Investment Income                         .57      .58       .54          .08
  Net Gains or Losses on Securities
    (both realized and unrealized)             (.08)     .18      (.54)        (.03)
                                            --------  -------- --------  --------------
   Total From Investment Operations             .49      .76        --          .05
                                            --------  -------- --------  --------------
Less Distributions
    Dividends (from net investment income)     (.57)    (.58)     (.54)        (.08)
                                            --------  -------- --------  --------------
Net Asset Value, End of Year                  $9.53    $9.61     $9.43       $ 9.97
                                            --------  -------- --------  --------------
Total Return(2)                               +5.29%   +8.36%    -0.01%      + 0.55%(3)
                                            --------  -------- --------  --------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)       $21.2    $11.9     $ 6.7       $  0.1
                                            --------  -------- --------  --------------
  Ratio of Expenses to Average Net
   Assets(4)                                    .80%     .77%      .70%         .65%(5)
                                            --------  -------- --------  --------------
  Ratio of Net Investment Income to
   Average Net Assets(4)                       6.06%    6.16%     5.72%        4.99%(5)
                                            --------  -------- --------  --------------


SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

1) The date investment operations commenced.

2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total returns would have been lower if N&B Management had not reimbursed certain expenses.

3) Not annualized.

4) After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                       PERIOD FROM
                                                    SEPTEMBER 7, 1993
NEUBERGER&BERMAN           YEAR ENDED OCTOBER 31,    TO OCTOBER 31,
ULTRA SHORT BOND TRUST     1996     1995    1994          1993
------------------------  -------  ------- -------  ------------------
Expenses                   2.50%    2.50%   2.50%         2.50%
                          -------  ------- -------  ------------------
Net Investment Income      3.69%    3.64%   2.01%         1.13%
                          -------  ------- -------  ------------------

                                                           PERIOD FROM
                                                         AUGUST 30, 1993
NEUBERGER&BERMAN                YEAR ENDED OCTOBER 31,    TO OCTOBER 31,
LIMITED MATURITY BOND TRUST     1996     1995     1994         1993
 ----------------------------- -------  -------  ------- ----------------
Expenses                        1.91%    2.18%    2.50%        2.50%
                               -------  -------  ------- ----------------
Net Investment Income           4.95%    4.75%    3.92%        3.14%
                               -------  -------  ------- ----------------

5) Annualized.

6) Because each Fund invests only in its corresponding Portfolio and that Portfolio (rather than the Fund) engages in securities transactions, neither Fund calculates a portfolio turnover rate. The portfolio turnover rates for each Portfolio were as follows:


                                                                      PERIOD FROM JULY 2,
                                                                      1993 (COMMENCEMENT
                                                                       OF OPERATIONS) TO
                                           YEAR ENDED OCTOBER 31,         OCTOBER 31,
                                           1996     1995      1994           1993
---------------------------------------  --------  -------- -------- --------------------
Neuberger&Berman
  ULTRA SHORT Bond Portfolio               173%      148%      94%            46%
Neuberger&Berman
  LIMITED MATURITY Bond Portfolio          169%       88%     102%            71%

INVESTMENT PROGRAMS

   The investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 28.

   Investment policies and limitations of the Funds and the Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.

   The investment objectives of the Funds and Portfolios are not fundamental. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.

   Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAI.

   The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by changes in the creditworthiness of the issuer.

   The investment objective of Neuberger&Berman ULTRA SHORT Bond Trust and Portfolio is to provide current income with minimal risk to principal and liquidity. The investment objective of Neuberger&Berman LIMITED MATURITY Bond Trust and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return.

   Each Portfolio invests in a diversified portfolio of debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends.


   Neuberger&Berman ULTRA SHORT Bond Portfolio invests in a diversified portfolio of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The Portfolio's dollar-weighted average duration will not exceed two years, although the Portfolio may invest in individual securities of any duration. Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, money market instruments, repurchase agreements with respect to U.S. Government and Agency Securities, and U.S. dollar-denominated securities of foreign issuers. The Portfolio may also enter into futures contracts and purchase and sell options on futures contracts. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Portfolio may also invest in municipal obligations.



   Neuberger&Berman LIMITED MATURITY Bond Portfolio invests in a diversified portfolio consisting primarily of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others.

The dollar-weighted average duration of the Portfolio will not exceed four years, although the Portfolio may invest in individual securities of any duration. The Portfolio's dollar-weighted average portfolio maturity may range up to five years. Securities, in which the Portfolio may invest, include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency Securities, and foreign investments. The Portfolio may invest up to 10% of its net assets in fixed income securities that are below investment grade, including unrated securities deemed by N&B Management to be of comparable quality. The Portfolio will not invest in such securities unless they are rated at least B by Moody's or S&P, or if unrated by either of those entities, deemed by N&B Management to be of comparable quality. For information on the risks associated with investments in securities rated below investment grade, see "Ratings of Securities." The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. The Portfolio may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues.


       Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

   Although neither Portfolio purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. The portfolio turnover rates of the Portfolios for 1996 and earlier years are set forth under "Notes to Financial Highlights." Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 20 and the SAI.


       Ratings of Securities
--------------------------------------------------------------------------------

   HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Service L.P. or Duff & Phelps Credit Rating Co., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by N&B Management to be of comparable quality.


   INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B Management to be of comparable quality. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

   LOWER-RATED DEBT SECURITIES (Neuberger&Berman LIMITED MATURITY Bond Portfolio). Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting Neuberger&Berman LIMITED MATURITY Bond Portfolio's holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.



   The following table shows the ratings of debt securities held by Neuberger& Berman LIMITED MATURITY Bond Portfolio during the period March 1, 1996*, to October 31, 1996. The percentages in each category represent the average of dollar-weighted month-end holdings during the period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings. During this period, the Portfolio did not invest in any unrated corporate securities.



                                      MOODY'S (AS A % OF          S&P (AS A % OF
                                         INVESTMENTS)              INVESTMENTS)
INVESTMENT GRADE                      RATING      AVERAGE       RATING      AVERAGE
--------------------------------- ------------ ------------ ------------ ------------
Treasury/Agency**                    TSY/AGY       24.95%      TSY/AGY       24.95%
Highest quality                        Aaa         14.83%        AAA         14.83%
High quality                            Aa          4.03%         AA          0.81%
Upper-medium grade                      A          21.65%         A          21.45%
Medium grade                           Baa         18.20%        BBB         25.61%
LOWER QUALITY***
Moderately speculative                  Ba         13.57%         BB         10.45%
Speculative                             B           1.34%         B           1.90%
Highly Speculative                     Caa            --         CCC            --
Poor Quality                            Ca            --          CC            --
Lowest quality, no interest             C             --          C             --
In default, in arrears                  --            --          D             --
TOTAL                                              98.57%+                     100%

*AS OF MARCH 1, 1996, THE PORTFOLIO WAS AUTHORIZED TO INVEST UP TO 10% OF ITS NET ASSETS IN DEBT SECURITIES THAT ARE BELOW INVESTMENT GRADE.

**U.S. GOVERNMENT AND AGENCY SECURITIES ARE NOT RATED BY MOODY'S OR S&P.


***INCLUDES SECURITIES RATED INVESTMENT GRADE BY OTHER NRSROS.


+MOODY'S DID NOT RATE EVERY SECURITY PURCHASED DURING THIS PERIOD.

   Further information regarding the ratings assigned to securities purchased by the Portfolios, and the meanings of those ratings, is included in the SAI and the Funds' annual report.


       Borrowings
--------------------------------------------------------------------------------

   Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). As a non-fundamental policy, neither Portfolio may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.


       Other Investments
--------------------------------------------------------------------------------

   For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper, U.S. Government and Agency Securities and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, and may adopt shorter than normal weighted average maturities or durations.


       Duration
--------------------------------------------------------------------------------

   Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including interest payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity, and call features into one measure. Duration, therefore, provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.


   Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.


   There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION


   The performance of the Funds can be measured as YIELD or as TOTAL RETURN. The Portfolios invest in various kinds of fixed income securities, so their performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more interest-rate risk than shorter-term bond funds. The creditworthiness of issuers of income securities also affects risk; for example, U.S. Government and Agency Securities are generally considered to have less credit risk than investment grade bonds.


   The table under "Summary--The Funds and Portfolios" shows the investment objective, principal types of investments, and comparative information for each Fund and its corresponding Portfolio. This should help you decide which Fund best fits your needs. For more detailed information, see "Investment Programs" and "Description of Investments." Further information regarding each Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.


   Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


       Yield
--------------------------------------------------------------------------------
   YIELD refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. EFFECTIVE YIELD is yield assuming that all distributions are reinvested.

       Total Return
--------------------------------------------------------------------------------
   TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested.
Thus, total return reflects not only income earned, but also variations in share prices from the beginning to the end of a period.


   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance.


       Yield and Total Return Information
--------------------------------------------------------------------------------

   You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700. N&B Management has reimbursed the Funds for certain expenses, which has the effect of increasing their yields and total returns.

SHAREHOLDER SERVICES

       How to Buy Shares
--------------------------------------------------------------------------------

   YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Funds do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.



   Each Institution will establish its own procedures for the purchase of Fund shares including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for shares of both Funds are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for shares of the Funds may be significantly affected on days when you have no access to your Institution to buy shares.


   Other Information:

   (bullet) An Institution must pay for shares it purchases in U.S. dollars.

   (bullet) Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders through an exchange of shares. See "Shareholder Services--Exchanging Shares."

   (bullet) The Funds will not issue a certificate for your shares.


   (bullet) Some Institutions may charge their clients a fee in connection with purchases of Fund shares.


       How to Sell Shares
--------------------------------------------------------------------------------

   You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for shares of both Funds are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for shares of the Funds may be significantly affected on days when you have no access to your Institution to sell shares.

   Other Information:


   (bullet) Redemption proceeds will be paid to Institutions as agreed with N&B Management, but in any case within three business days (under unusual circumstances a Fund may take longer, as permitted by law).


   (bullet) Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.


   (bullet) Some Institutions may charge their clients a fee in connection with redemptions of Fund shares.


       Exchanging Shares
--------------------------------------------------------------------------------

   Through an account with an Institution, you may be able to exchange shares of a Fund for shares of another Neuberger&Berman Fund. Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after the exchange order is received and accepted by an Institution.


   (bullet) Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of the Institution.

   (bullet) An exchange can be made only into a mutual fund whose shares are eligible for sale in the state where the Institution is located.

   (bullet) An exchange may have tax consequences.

   (bullet) Each Fund may refuse any exchange orders from any Institution if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.

   (bullet) Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE PRICES AND NET ASSET VALUE

   Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.


   Each Portfolio values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES


   Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions and, for Neuberger&Berman LIMITED MATURITY Bond Trust, any net gains from foreign currency transactions earned or realized by the Fund's corresponding Portfolio. Income dividends are declared daily for each Fund at the time its NAV is calculated and are paid monthly, and net realized gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Income dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."


       Distribution Options
--------------------------------------------------------------------------------

   REINVESTMENT IN SHARES. All dividends and other distributions, if any, paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable.


   DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

       Taxes
--------------------------------------------------------------------------------
   Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.


   An investment has certain tax consequences, depending on the type of account and the type of Fund. FOR AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.


   TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before a Fund deducts a distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

   For federal income tax purposes, income dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long the shares have been held. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before the shares were purchased. Each Portfolio may invest in municipal securities. Any distributions of income derived from these securities, however, are not tax-exempt, because neither Portfolio invests the percentage of its assets in municipal securities required under federal tax law in order for its corresponding Fund to be eligible to distribute tax-free income.



   Every January, each Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid (or deemed paid) in the previous year. Information accompanying that statement will show the portion, if any, of those distributions that generally are not subject to state and local income taxes.



   TAXES ON REDEMPTIONS. Capital gains realized on redemption of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.


   When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.


   Each Institution is required annually to send investors in its accounts statements showing distribution and transaction information for the previous year.



   The foregoing is only a summary of some of the important income tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

       Trustees and Officers
--------------------------------------------------------------------------------

   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


       Investment Manager, Administrator,
       Distributor, and Sub-Adviser
--------------------------------------------------------------------------------

   N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the two Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $15.2 billion as of December 31, 1996.



   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger& Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolios' principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger& Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.



   Theodore P. Giuliano, the President and a Trustee of the Trust and of Managers Trust, is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1996.



   The following members of the Fixed Income Group are, along with Theodore Giuliano, primarily responsible for the day-to-day management of the listed
Portfolios:



   Neuberger&Berman ULTRA SHORT Bond Portfolio--Josephine P. Mahaney. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, and a Vice President of N&B Management since November 1994, has been primarily responsible for Neuberger&Berman ULTRA SHORT Bond Portfolio since October 1992. She was an Assistant Vice President of N&B Management from 1986 to 1994.



   Neuberger&Berman LIMITED MATURITY Bond Portfolio--Thomas G. Wolfe. Mr. Wolfe has been primarily responsible for Neuberger&Berman LIMITED MATURITY Bond Portfolio since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.



   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.


   To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger& Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

       Expenses
--------------------------------------------------------------------------------

   N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, each Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.



   N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.50% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to that Fund under the administration agreement and may com-pensate each Institution that provides such services at an annual rate of up to 0.25% of the value of Fund shares held through that Institution. During its 1996 fiscal year, each Fund accrued administration fees and a pro rata portion of the corresponding Portfolio's management fees (prior to any expense reimbursement) of 0.75% of each Fund's average daily net assets.



   Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.


   See "Expense Information--Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


   N&B Management has voluntarily undertaken to reimburse each Fund for its Total Operating Expenses, which include its pro rata share of its corresponding Portfolio's Total Operating Expenses, which exceed, in the aggregate, the following percentage per annum of the Fund's average daily net assets:


--------------------------------------------------------------------------------
Neuberger&Berman ULTRA SHORT Bond Trust           0.75%
Neuberger&Berman LIMITED MATURITY Bond Trust      0.80%


   N&B Management may terminate this undertaking to either Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.


   During its 1996 fiscal year, each Fund bore aggregate operating expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursement for each Fund), as follows:

--------------------------------------------------------------------------------
Neuberger&Berman ULTRA SHORT Bond Trust           0.76%
Neuberger&Berman LIMITED MATURITY Bond Trust      0.80%

       Transfer Agent
--------------------------------------------------------------------------------

   The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be sent to Neuberger&Berman Management Inc., Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS


       The Funds
--------------------------------------------------------------------------------

   Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has two separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


   DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

   SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.


   CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of either Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.


       The Portfolios
--------------------------------------------------------------------------------

   Each Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

   FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.



   Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Two mutual funds that are series of Neuberger&Berman Income Funds ("N&B Income Funds"), Neuberger&Berman ULTRA SHORT Bond Fund and Neuberger&Berman LIMITED MATURITY Bond Fund, invest all of their respective net investable assets in two corresponding Portfolios of Managers Trust. The shares of each series of N&B Income Funds are available for purchase by members of the general public.



   Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. The Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio (including the series of N&B Income Funds) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Income Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in a Portfolio is available from N&B Management by calling 800-877-9700.


   The trustees of the Trust believe that investment in a Portfolio by a series of N&B Income Funds or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders.


   Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.



   INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.


   CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS


   In addition to the securities referred to in "Investment Programs" herein, each Portfolio, as indicated below, may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAI.



   U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly, Federal National Mortgage Association), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.



   INFLATION-INDEXED SECURITIES. Each Portfolio may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Portfolio holds the security, the Portfolio may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.


   VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits a Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, each Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

   REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity or duration). The Portfolios also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.



   ILLIQUID SECURITIES. Each Portfolio may invest up to 15% of its net assets in illiquid securities which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust.



   RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S of the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities or Rule 144A securities are liquid.



   REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. A Portfolio will maintain a segregated account consisting of cash or appropriate liquid securities to cover its obligations under reverse repurchase agreements. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in a Portfolio's and its corresponding Fund's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.



   WHEN-ISSUED TRANSACTIONS. In a when-issued transaction, a Portfolio commits to purchase securities that will be issued at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuation in a Fund's NAV.



   MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae, and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans. These issuers include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


   ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARSSM ("Certificates for Automobile Receivables"), credit card receivables, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.


   Each Portfolio may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Portfolio.



   FOREIGN INVESTMENTS. The Portfolios may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by potentially adverse local, political, economic, social or diplomatic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process or enforce contractual obligations abroad. Neuberger&Berman LIMITED MATURITY Bond Portfolio may invest in foreign securities denominated in or indexed to foreign currencies. Such securities may also be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of the foreign currencies relative to the U.S. dollar which could result in losses, irrespective of the performance of the underlying investment. In addition, Neuberger&Berman LIMITED MATURITY Bond Portfolio may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.


   PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts.

Neuberger&Berman LIMITED MATURITY Bond Portfolio also may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. Neuberger&Berman LIMITED MATURITY Bond Portfolio will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including price volatility and a high degree of leverage. The Portfolios may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.


   The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the use of Hedging Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of a Portfolio's securities; and (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When a Portfolio uses Hedging Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will cover its position, to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of these instruments. Losses that may arise from certain futures transactions are potentially unlimited.



   MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and other private activity bonds--the interest on which may be a tax preference item for purposes of the federal alternative minimum tax--which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities or the securities of particular issuers.


   ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change. In calculating their daily income, the Portfolios accrue a portion of the difference between a zero coupon security's purchase price and its face value.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION

   Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.

OTHER INFORMATION

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180


SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698


CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY 10158-0180
800-877-9700


LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

FUNDS ELIGIBLE FOR EXCHANGE

EQUITY TRUST
Neuberger&Berman Focus Trust
Neuberger&Berman Genesis Trust
Neuberger&Berman Guardian Trust
Neuberger&Berman Manhattan Trust
Neuberger&Berman Partners Trust

INCOME TRUST
Neuberger&Berman Limited Maturity
 Bond Trust
Neuberger&Berman Ultra Short
 Bond Trust


Neuberger&Berman, LLC, Neuberger&Berman Management Inc., and the above-named Funds are service marks or registered trademarks of Neuberger&Berman Management Inc.
(c)1997 Neuberger&Berman Management Inc.

[IBC]

[back cover]

Neuberger&Berman Management Inc.(R)

605 THIRD AVENUE  2ND FLOOR
NEW YORK, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700


This wrapper is not part of the Prospectus.

[recycle logo] PRINTED ON RECYCLED PAPER         NBIP00020197

                 NEUBERGER & BERMAN INCOME TRUST AND PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 3, 1997

         Neuberger & Berman                    Neuberger & Berman
         Ultra Short Bond Trust                Limited Maturity Bond Trust
         (and Neuberger & Berman                (and Neuberger & Berman
           Ultra Short Bond                    Limited Maturity Bond Portfolio)
         Portfolio)

                              No-Load Mutual Funds
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------

         Neuberger & Berman Ultra Short Bond Trust ("Ultra Short") and Neuberger & Berman Limited Maturity Bond Trust ("Limited Maturity") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated February 3, 1997. The Funds invest all of their net investable assets in Neuberger & Berman Ultra Short Bond Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio (each a "Portfolio"), respectively.


         AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

         The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                Table of Contents


INVESTMENT INFORMATION.......................................................1
         Investment Policies and Limitations.................................1
         Rating Agencies.....................................................4
         Overview of Each Fund...............................................4
         Additional Investment Information...................................6
         Risks of Fixed Income Securities...................................24

PERFORMANCE INFORMATION.....................................................25
         Yield Calculations.................................................25
         Total Return Computations..........................................25
         Comparative Information............................................26
         Other Performance Information......................................27

CERTAIN RISK CONSIDERATIONS.................................................28

TRUSTEES AND OFFICERS.......................................................29

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................36
         Investment Manager and Administrator...............................36
         Sub-Adviser........................................................38
         Investment Companies Managed.......................................39
         Management and Control of N&B Management...........................41

DISTRIBUTION ARRANGEMENTS...................................................41

ADDITIONAL EXCHANGE INFORMATION.............................................42

ADDITIONAL REDEMPTION INFORMATION...........................................44
         Suspension of Redemptions..........................................44
         Redemptions in Kind................................................44

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................44

ADDITIONAL TAX INFORMATION..................................................45
         Taxation of the Funds..............................................45
         Taxation of the Portfolios.........................................46
         Taxation of the Funds' Shareholders................................49

PORTFOLIO TRANSACTIONS......................................................49
         Portfolio Turnover.................................................50

REPORTS TO SHAREHOLDERS.....................................................50

CUSTODIAN AND TRANSFER AGENT................................................51

INDEPENDENT AUDITORS........................................................51

LEGAL COUNSEL...............................................................51

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................51

REGISTRATION STATEMENT......................................................53

FINANCIAL STATEMENTS........................................................53

Appendix A -- RATINGS OF SECURITIES........................................A-1

Appendix B -- THE ART OF INVESTMENT:.A CONVERSATION WITH ROY NEUBERGER.....B-1

                             INVESTMENT INFORMATION

         Each Fund is a separate series of Neuberger & Berman Income Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


Investment Policies and Limitations


         Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

         For purposes of the investment limitation on concentration in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under Neuberger & Berman Limited Maturity Bond Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also, for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry.

         Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

         The Portfolios' fundamental investment policies and limitations are as follows:

         1. Borrowing. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. Commodities. Neither Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         3. Diversification. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result,
(i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

         4. Industry Concentration. Neither Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities, or (ii) investments by Neuberger & Berman Ultra Short Bond Portfolio in certificates of deposit ("CDs") or banker's
acceptances   issued  by  domestic   branches  of  U.S.  banks.

         5. Lending. Neither Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. Real Estate. Neither Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         7. Senior Securities. Neither Portfolio may issue senior securities, except as permitted under the 1940 Act.

         8. Underwriting. Neither Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an under- writer within the meaning of the Securities Act of 1933 ("1933 Act").

         The Portfolios' non-fundamental investment policies and limitations are as follows:

         1. Investments in Any One Issuer. Neuberger & Berman Ultra Short Bond Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

         2. Illiquid Securities. Neither Portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.




         3. Borrowing. Neither Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agree- ments, exceed 5% of its total assets.


         4. Lending.  Except for the purchase of debt securities and engaging in
repurchase  agreements,   neither  Portfolio  may  make  any  loans  other  than
securities loans.


         5. Margin Transactions. Neither Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.




Rating Agencies

         As discussed in the Prospectus, the Portfolios may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.




Overview of Each Fund

         Neuberger & Berman Management offers a group of taxable mutual funds designed with varying degrees of risk and return based on the duration of each Portfolio. Duration measures a bond's exposure to interest rate risk. Duration incorporates a bond's exposure to interest rate risk. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.

         For example, Ultra Short can invest in a portfolio of bonds with a maximum average duration of two years. Rounding out the group is Limited Maturity which seeks a higher income but can experience more price fluctuation. Its Portfolio of bonds has a maximum average duration of four years. A more detailed discussion of each Fund follows. In all cases, these Funds pursue attractive current income with low risk to principal and vary according to their investment guidelines. These guidelines include duration, type of bonds, and the credit quality of these bonds.

         The Funds are managed on the basis of a strategy of investment in fixed income sectors we believe are attractively priced, and the selection of the most attractively priced issues in those sectors based on their perceived risk and returns. We also manage the duration of the portfolios. Sector investments include corporate bonds, mortgage-backed securities, asset backed securities, CMOs (Collateralized Mortgages Obligations), Treasuries and Government agencies.


Neuberger & Berman Ultra Short Bond Trust

         Ultra Short is oriented to investors who seek attractive current income with minimal risk to principal and liquidity.

         Through its Portfolio, the Fund invests in a broad array of investment grade fixed income sectors in order to increase the yield of the Portfolio. Within each bond sector we seek out securities that offer superior yield to alternative investments while not compromising our credit quality standards. This is a total return fund so that the investor's return will include earned income on the underlying bonds, plus or minus changes in their principal values. Therefore, the duration of the Fund is also actively managed in response to the trend of interest rates. The Portfolio is limited to a maximum duration of two years, which, combined with its moderately conservative portfolio of securities, is intended to result in only limited fluctuation in principal value.


Neuberger & Berman Limited Maturity Bond Trust

         Limited Maturity is appropriate for investors who seek to participate in the returns of the bond market, but wish to avoid significant fluctuations in principal value. In order to achieve its investment goal through its Portfolio, this Fund has the flexibility to invest across the full range of bond sectors (corporate, mortgage-backed securities, etc.) and may invest a limited portion of its assets in foreign securities denominated in foreign currencies as well as lower-rated "high yield" issues.


         The investment strategy of this Fund is based upon the demonstrated ability of short and intermediate duration portfolios to deliver virtually all of the income of riskier long-term maturity portfolios. Thus, this Fund limits its maximum average duration to four years. However, in order to improve total return, it invests across a broad range of fixed income sectors and within each sector seeks out securities that have a higher yield than counterpart issues that we believe have a similar credit risk. It may opportunistically invest in foreign issues when they offer higher yield than U.S. issues. In addition, it may invest up to 10% of its net assets in "high yield" issues when these issues offer the prospect of higher total return to the Portfolio. It is the manager's belief that the combination of broad sector diversification, active security selection and flexible maturity and duration management can offer investors the prospect of total returns that will approximate the bond market as a whole, with only moderate fluctuation in principal value.


Additional Investment Information

         One or both of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.


         U.S. GOVERNMENT AND AGENCY SECURITIES (BOTH PORTFOLIOS). U.S. Government and Agency Securities are direct obligations of the U.S. Government or its agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, Federal Home Loan Mortgage Corporation ("FHLMC") Student Loan Marketing Association ("SLMA"), and Tennessee Valley Authority. Many agency securities are not backed by the full faith and credit of the United States.


         INFLATION-INDEXED SECURITIES (BOTH PORTFOLIOS). The Portfolios may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must pay substantially all of its income to investors to avoid payment of an excise tax, a Portfolio may have to dispose of other investments to obtain the cash necessary to distribute the gain on inflation-indexed securities.


         REPURCHASE AGREEMENTS (BOTH PORTFOLIOS). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date.
Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. Neither Portfolio may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

         SECURITIES LOANS (BOTH PORTFOLIOS). In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


         Restricted Securities and Rule 144A Securities (Both Portfolios). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


         Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

         COMMERCIAL PAPER (BOTH PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

         REVERSE REPURCHASE AGREEMENTS (BOTH PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. Neither Portfolio currently expects to enter into reverse repurchase agreements or to borrow money.

         Banking and Savings Institution Securities (Both Portfolios). The Portfolios may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.

         A Portfolio may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, (3) in the case of a U.S. bank or institution, its deposits are insured by the Federal Deposit Insurance Corporation, and (4) in the case of a foreign bank or institution, the securities are, in N&B Manage-ment's opinion, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.

         Variable or Floating Rate Securities; Demand and Put Features (Both Portfolios). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.

         The Adjustable Rate Securities in which the Portfolios invest frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a credit-worthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit).

         A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

         In calculating its dollar-weighted average maturity and duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


         MORTGAGE-BACKED SECURITIES (BOTH PORTFOLIOS). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and FHLMC), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers.


         Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolios use an approach that N&B Management believes is reasonable in light of all relevant circumstances.

         Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

         Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back mortgage pass-through and mortgage-collateralized investments. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools.

Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. N&B Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements.

         A Portfolio may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Portfolio's quality standards. A Portfolio may not purchase mortgage-backed securities that, in N&B Management's opinion, are illiquid if, as a result, more than 15% of the Portfolio's net assets would be invested in illiquid securities. N&B Management will, consistent with the Portfolios' investment objective, policies and limitations, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

         ASSET-BACKED SECURITIES (BOTH PORTFOLIOS). The Portfolios may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset- backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset- backed securities than for mortgage-backed securities.

         Certificates for Automobile ReceivablesSM ("CARSSM") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed-through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

         Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

         Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         U.S. Dollar-Denominated Foreign Debt Securities (Both Portfolios). The Portfolios may invest in U.S. dollar-denominated debt securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. These investments are subject to each Portfolio's quality, maturity, and duration standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


         Foreign Currency Denominated Foreign Securities (Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolio may invest in debt or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management) that are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, of their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.
         Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect the interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 25% of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Dollar Rolls (Both Portfolios). In a "dollar roll," a Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. Dollar rolls are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

         When-Issued Transactions (Both Portfolios). The Portfolios may purchase securities (including mortgage-backed securities such as GNMA, Fannie Mae, and FHLMC certificates) on a when-issued basis. These transactions involve a commitment by a Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.


         When-issued transactions enable a Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when- issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When- issued purchases are negotiated directly with the other party, and such commitments are not traded on an exchange.


         The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

         A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.
         When a Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.


         Futures Contracts and Options Thereon (Both Portfolios). The Portfolios may purchase and sell interest rate and bond index futures contracts and options thereon and Neuberger & Berman Limited Maturity Bond Portfolio may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. The Portfolios engage in interest rate and bond index Futures and options transactions in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates; Neuberger & Berman Limited Maturity Bond Portfolio engages in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Portfolios.

         A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

         U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.

         "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

         Although each Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

         Put and Call Options (Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolio may write and purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

         The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

         When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.

         When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

         The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

         Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

         The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

         The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.



         Forward Foreign Currency Contracts (Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.


         Options on Foreign Currencies (Neuberger & Berman Limited Maturity Bond Portfolio). The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


         Regulatory Limitations on Using Futures, Options on Futures, Options on Securities and Foreign Currencies, and Forward Contracts (collectively, "Hedging Instruments") (Both Portfolios). To the extent a Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets. Neuberger & Berman Limited Maturity Bond Portfolio does not currently intend to purchase a put option if, as a result, more than 5% of its total assets would be invested in put options.






         COVER FOR HEDGING INSTRUMENTS (BOTH PORTFOLIOS). Each Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.

         General Risks of Hedging Instruments (Both Portfolios). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


         The Portfolios' use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of Portfolios."


         Indexed   Securities   (Neuberger  &  Berman   Limited   Maturity  Bond
Portfolio). The Portfolio may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

         ZERO COUPON SECURITIES (BOTH PORTFOLIOS). Each Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

         MUNICIPAL OBLIGATIONS (BOTH PORTFOLIOS). Neuberger & Berman Limited Maturity Bond Portfolio may invest up to 5% of its net assets in municipal obligations, which are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Neuberger & Berman Ultra Short Bond Portfolio may also invest in municipal obligations. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

         The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Efforts are underway that may result in a restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.

Risks of Fixed Income Securities

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

         Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities that are below investment grade will not exceed 5% of the net assets of Neuberger & Berman Ultra Short Bond Portfolio or 10% of the net assets of Neuberger & Berman Limited Maturity Bond Portfolio.


PERFORMANCE INFORMATION

         Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share price of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations

         Each Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of an investment.


         The annualized yields for Limited Maturity and Ultra Short for the 30-day period ended October 31, 1996, were 6.16% and 5.36%, respectively.

Total Return Computations

         Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:


                                  P(1+T)n = ERV


Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

         Although Limited Maturity and Ultra Short did not commence operations until August 30, 1993 and September 7, 1993, respectively, each Fund's investment objective, limitations, and policies are the same as those of another mutual fund administered by N&B Management, which has a name similar to the

Fund's and invests in the same Portfolio ("Sister Fund"). Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund and that Sister Fund's predecessor. The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds and their predecessors.

         The average annual total returns for Ultra Short, its Sister Fund and that Sister Fund's predecessor for the one- and five-year periods ended October 31, 1996, and for the period November 7, 1986 (commencement of operations of the Sister Fund's predecessor) through October 31, 1996, were +5.24%, +4.26%, and +5.82%, respectively. If an investor had invested $10,000 in that predecessor's shares on November 7, 1986 and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $17,602 on October 31, 1996.


         The average annual total returns for Limited Maturity, its Sister Fund and that Sister Fund's predecessor for the one-, five- and ten-year periods ended October 31, 1996, were +5.29%, +5.71%, and +6.81%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 9, 1986 and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $20,155 on October 31, 1996.

         N&B Management reimbursed the Funds, the Sister Funds and their predecessors for certain expenses during the periods mentioned above, which has the effect of increasing yield and total return. Of course, past performance cannot guarantee future results.

Comparative Information

         From time to time each Fund's performance may be compared with:

         (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

         (2) recognized bond, stock, and other indices such as the Shearson Lehman Bond Index, the Standard & Poor's "500"

                  Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

         Each Fund's performance also may be compared from time to time with the following specific indices and other measures of performance:

         Ultra Short's performance may be compared with the Merrill Lynch 2-year Treasury Index and the Salomon Brothers 6-month and 1-year Treasury Bill Indices, as well as the performance of Treasury Securities and the Lipper Short Investment Grade Debt Funds category.

         Limited Maturity's performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade
         Debt Funds category.

         In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

         Evaluations of the Funds' performance, their yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.


Other Performance Information

         From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

         Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

         Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

         Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

         Information regarding the effects of automatic investing and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

         From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.

                           CERTAIN RISK CONSIDERATIONS

         A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


         Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance any Portfolio will achieve its investment objective.

TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.




Name, Address                  Positions Held            Principal Occupation(s)(2)
and Age(1)                     With the Trusts

John Cannon (67)               Trustee of each Trust     President, AMA Investment
CDC Associates, Inc.                                     Advisers,     Inc.    (registered
620 Sentry Parkway                                       investment   adviser)   (1976   -
Suite 220                                                1991);  Senior Vice President AMA
Blue Bell, PA  19422                                     Investment Advisers, Inc. (1991 -
                                                         1993); President of AMA Family of
                                                         Funds   (investment    companies)
                                                         (1976 - 1991); Chairman and Chief
                                                         Investment    Officer    of   CDC
                                                         Associates,    Inc.   (registered
                                                         investment   adviser)   (1993   -
                                                         present).

Stanley Egener* (62)           Chairman of the Board,    Principal  of Neuberger & Berman;
                               Chief Executive           President  and  Director  of  N&B
                               Officer, and Trustee of   Management;   Chairman   of   the
                               of each Trust             Board,  Chief Executive  Officer,
                                                         and Trustee of eight other mutual
                                                         funds for  which  N&B  Management
                                                         acts as investment  manager or
                                                         administrator.

Theodore P. Giuliano* (44)     President and Trustee     Principal  of Neuberger & Berman;
                               of each Trust             Vice  President  and  Director of
                                                         N&B  Management;   President  and
                                                         Trustee of one other  mutual fund
                                                         for which N&B  Management  serves
                                                         as administrator.

Barry Hirsch (63)              Trustee of each Trust     Senior Vice President, Secretary,
Loews Corporation                                        and  General   Counsel  of  Loews
667 Madison Avenue                                       Corporation  (diversified  finan-
7th Floor                                                cial corporation).
New York, NY 10021

Robert A. Kavesh (69)          Trustee of each Trust     Professor    of    Finance    and
110 Bleecker Street                                      Economics   at  Stern  School  of
Apt. 24B                                                 Business,  New  York  University;
New York, NY 10012                                       Director  of  Del   Laboratories,
                                                         Inc.  and Greater New York Mutual
                                                         Insurance Co.

William E. Rulon (64)          Trustee of each Trust     Retired  Senior Vice President of
1761 Hotel Circle South                                  Foodmaker,   Inc.  (operator  and
San Diego, CA 92108                                      franchiser of restau-rants) until
                                                         January   1997;    Secretary   of
                                                         Foodmaker, Inc. until July 1996.


                                              -29-






Candace L. Straight (49)       Trustee of each Trust     Private  investor and  consultant
518 E. Passaic Avenue                                    specializing   in  the  insurance
Bloomfield, NJ  07003                                    industry;  Principal  of  Head  &
                                                         Company,  LLC (limited  liability
                                                         company   providing    investment
                                                         banking and  consulting  services
                                                         to the insurance  industry) until
                                                         March 1996;  President of Integon
                                                         Corporation   (marketer  of  life
                                                         insurance,     annui-ties,    and
                                                         property and casualty insurance),
                                                         1990-1992;  Director of and Drake
                                                         Holdings  (U.K.   motor  insurer)
                                                         until June 1996.


Daniel J. Sullivan (57)        Vice President of         Senior  Vice   President  of  N&B
                               each Trust                Management   since  1992;   prior
                                                         thereto,  Vice  President  of N&B
                                                         Management;  Vice  Presi-dent  of
                                                         eight  other   mutual  funds  for
                                                         which  N&B  Management   acts  as
                                                         investment       manager       or
                                                         administrator.

Michael J. Weiner (49)         Vice President and        Senior   Vice    President    and
                               Principal Financial       Treasurer of N&B Management since
                               Officer of each Trust     1992; Treasurer of N&B Management
                                                         from 1992 to 1996; prior thereto,
                                                         Vice  President  and Treasurer of
                                                         N&B  Management  and Treasurer of
                                                         certain mutual  funds for which
                                                         N&B  Management  acted as invest-
                                                         ment adviser;  Vice President and
                                                         Principal  Financial  Officer  of
                                                         eight  other   mutual  funds  for
                                                         which  N&B  Management   acts  as
                                                         investment       manager       or
                                                         administrator.

Claudia A. Brandon (40)        Secretary of each         Vice President of N&B Management;
                               Trust                     Secretary  of eight other  mutual
                                                         funds for  which  N&B  Management
                                                         acts  as  investment  manager  or
                                                         administrator.

Richard Russell (50)           Treasurer and             Vice  President of N&B Management
                               Principal Accounting      since   1993;    prior   thereto,
                               Officer of each Trust     Assistant  Vice  President of N&B
                                                         Management;     Treasurer     and
                                                         Principal  Accounting  Officer of
                                                         eight  other   mutual  funds  for
                                                         which  N&B  Management   acts  as
                                                         investment       manager       or
                                                         administrator.

Stacy Cooper-Shugrue (33)      Assistant Secretary of    Assistant  Vice  President of N&B
                               each Trust                Management   since  1993;   prior
                                                         thereto,    employee    of    N&B
                                                         Management;  Assistant  Secretary
                                                         of eight other  mutual  funds for
                                                         which  N&B  Management   acts  as
                                                         investment manager or administrator.

C. Carl Randolph (59)          Assistant Secretary of    Principal  of  Neuberger & Berman
                               each Trust                since   1992;    prior   thereto,
                                                         employee  of  Neuberger & Berman;
                                                         Assistant   Secretary   of  eight
                                                         other  mutual funds for which N&B
                                                         Management   acts  as  investment
                                                         manager or administrator.

Barbara DiGiorgio (38)         Assistant Treasurer of    Assistant  Vice  President of N&B
                               each Trust                Management   since  1993;   prior
                                                         thereto,    employee    of    N&B
                                                         Management;  Assistant  Treasurer
                                                         of eight other  mutual  funds for
                                                         which  N&B  Management   acts  as
                                                         investment manager or administrator.

Celeste Wischerth (36)         Assistant Treasurer of    Assistant  Vice  President of N&B
                               each Trust                Management   since  1994;   prior
                                                         thereto,    employee    of    N&B
                                                         Management;  Assistant  Treasurer
                                                         of eight other  mutual  funds for
                                                         which  N&B  Management   acts  as
                                                         investment manager or administrator.

--------------------




(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.


         The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


         For the fiscal year ended October 31, 1996, each Fund and Portfolio paid and accrued the following fees and expenses to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman: Neuberger & Berman Ultra Short Bond Trust and Portfolio - $1,543, and Neuberger & Berman Limited Maturity Bond Trust and Portfolio - $2,727.


         The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/96
                         ------------------------------

                                                     Total Compensation
                                                     from Trusts in the
                          Aggregate                  Neuberger & Berman
Name and Position         Compensation from          Fund Complex Paid to
with the Trust            the Trust                  Trustees
------------------        -----------------          --------------------

John Cannon                  $242                       $31,000
Trustee                                                 (2 other investment
                                                        companies)

Charles DeCarlo              $278                       $35,000
Trustee (retired
12/96)

Stanley Egener               $ 0                        $0
Chairman of the                                         (9 other investment
Board, Chief                                            companies)
Executive Officer,
and Trustee

Theodore P. Giuliano         $ 0                        $ 0
President and Trustee                                   (2 other investment
                                                        companies)

Barry Hirsch                 $282                       $35,500
Trustee                                                 (2 other investment
                                                        companies)

Robert A. Kavesh             $242                       $31,000
Trustee                                                 (2 other investment
                                                        companies)

Harold R. Logan              $245                       $30,500
Trustee (retired                                        (2 other investment
12/96)                                                  companies)

William E. Rulon             $245                       $30,500
Trustee                                                 (2 other investment
                                                        companies)

Candace L. Straight          $242                       $30,500
Trustee                                                 (2 other investment
                                                        companies)




         At January 14, 1997, the trustees and officers of the Trust and Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES



Investment Manager and Administrator
------------------------------------

         Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios on July 2, 1993.

         The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to pay a material amount of such compensation.

         N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are principals of Neuberger & Berman), presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

         N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust dated July 2, 1993 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

         During the fiscal years ended October 31, 1996, 1995, and 1994, each Fund accrued management and administration fees as follows: Limited Maturity - $114,471, $65,572, and $18,788, respectively; and Ultra Short - $46,490,
$11,176, and $5,804, respectively.

         As noted in the Prospectus under "Management and Administration -- Expenses," N&B Management has voluntarily undertaken to reimburse each Fund for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.75% and 0.80% per annum of the average daily net assets of Ultra Short and Limited Maturity, respectively. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. From March 1, 1994 to February 28, 1995, N&B Management reimbursed each Fund for its Operating Expenses (including fees under the Administration Agreement) and its pro rata share of its corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceeded, in the aggregate, 0.65% and 0.70% per annum of the average daily net assets of Ultra Short and Limited Maturity, respectively; prior to that, the expense limitations were 0.65% and 0.65%, respectively. "Operating Expenses" exclude interest, taxes, brokerage costs and extraordinary expenses.

         For the fiscal years ended October 31, 1996, 1995, and 1994, N&B Management reimbursed each Fund the following amounts of expenses under the above arrangements: Limited Maturity - $168,733, $123,568, and $90,718, respectively; and Ultra Short - $143,959, $104,135, and $91,185, respectively.


         The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

         The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

         N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.

         The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.

         The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

         Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------

         N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1996, these companies, along with one other investment company advised by Neuberger & Berman, had aggregate net assets of approximately $15.2 billion, as shown in the following list:


                                                              Approximate
                                                              Net Assets at
Name                                                          December 31, 1996
----                                                          -----------------

Neuberger & Berman Cash Reserves Portfolio.................... ....$499,989,187
      (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio.......................$402,843,399
      (investment portfolio for Neuberger & Berman Government Money
      Fund)

Neuberger & Berman Limited Maturity Bond Portfolio..................$272,342,178
      (investment portfolio for Neuberger & Berman Limited Maturity
      Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

Neuberger & Berman Ultra Short Bond Portfolio.................. .....$89,819,435
      (investment portfolio for Neuberger & Berman Ultra Short Bond
      Fund and Neuberger & Berman Ultra Short Bond Trust)

                                                              Approximate
                                                              Net Assets at
Name                                                          December 31, 1996
----                                                          -----------------

Neuberger & Berman Municipal Money Portfolio........................$135,494,410
      (investment portfolio for Neuberger & Berman Municipal Money
      Fund)

Neuberger & Berman Municipal Securities Portfolio....................$38,634,808
      (investment portfolio for Neuberger & Berman Municipal
      Securities Trust)

Neuberger & Berman New York Insured
    Intermediate Portfolio............................................$9,877,137
      (investment portfolio for Neuberger & Berman New York Insured
      Intermediate Fund)

Neuberger & Berman Focus Portfolio................................$1,260,252,029
      (investment portfolio for Neuberger & Berman Focus Fund,
      Neuberger & Berman Focus Trust, and Neuberger & Berman Focus
      Assets)

Neuberger & Berman Genesis Portfolio................................$398,343,946
      (investment portfolio for Neuberger & Berman Genesis Fund,
      Neuberger & Berman Genesis Trust, and Neuberger & Berman Genesis
      Assets)

Neuberger & Berman Guardian Portfolio...........................  $7,071,702,448
      (investment portfolio for Neuberger & Berman Guardian Fund,
      Neuberger & Berman Guardian Trust, and Neuberger & Berman
      Guardian Assets)

Neuberger & Berman International Portfolio........................ ..$73,377,704
      (investment portfolio for Neuberger & Berman International Fund)

Neuberger & Berman Manhattan Portfolio..............................$574,606,109
      (investment portfolio for Neuberger & Berman Manhattan Fund,
      Neuberger & Berman Manhattan Trust, and Neuberger & Berman
      Manhattan Assets)

                                                              Approximate
                                                              Net Assets at
Name                                                          December 31, 1996
----                                                          -----------------

Neuberger & Berman Partners Portfolio.............................$2,405,865,742
      (investment portfolio for Neuberger & Berman Partners Fund,
      Neuberger & Berman Partners Trust, and Neuberger & Berman
      Partners Assets)

Neuberger & Berman Socially Responsive Portfolio....................$188,366,394
      (investment portfolio for Neuberger & Berman Socially Responsive
      Fund and Neuberger & Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust (six series)..............................$1,695,378,078



         In addition, Neuberger & Berman serves as investment adviser to one investment company, Plan Investment Fund with assets of $70,276,858 December 31, 1996.


         The investment decisions concerning the Portfolios and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


         There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

Management and Control of N&B Management
----------------------------------------

         The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, Presi- dent and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent
C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper- Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Lainoff, Zicklin,
Goldstein, Kassen, Risen, Simons and Sundman and Mmes. Prindle and Vale are principals of Neuberger & Berman.

         Mr. Guiliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper- Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

         All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.

                            DISTRIBUTION ARRANGEMENTS

         N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

         From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

         The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                         ADDITIONAL EXCHANGE INFORMATION

         As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchanging Shares," an Institution may exchange shares of either Fund for shares of the other Fund or the equity funds that are briefly described below ("Equity Trusts").

Neuberger & Berman                     Seeks long-term capital appreciation
Focus Trust                            through investments principally in common
                                       stocks  selected  from 13  multi-industry
                                       economic   sectors.   The   corresponding
                                       portfolio uses a value-oriented  approach
                                       to select individual  securities and then
                                       focuses its investments in the sectors in
                                       which   the   undervalued    stocks   are
                                       clustered.  Through this approach, 90% or
                                       more of the  portfolio's  investments are
                                       normally   made  in  not  more  than  six
                                       sectors.




Neuberger & Berman                     Seeks   capital    appreciation   through
Genesis Trust                          investments primarily in common stocks of
                                       companies      with     small      market
                                       capitalizations   (i.e.,   up   to   $1.5
                                       billion) at the time of the Portfolio's investment. The corresponding portfolio uses a value-oriented approach to the selection of individual securities.


Neuberger & Berman                     Seeks   capital    appreciation   through
Guardian Trust                         investments primarily in common stocks of
                                       long-established,  high-quality companies
                                       that N&B  Management  believes  are well-
                                       managed. The corresponding portfolio uses
                                       a   value-oriented    approach   to   the
                                       selection   of   individual   securities.
                                       Current income is a secondary  objective.
                                       The sister fund (and its predecessor) have paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although there can be no assurance that it will be able to continue to do so.


Neuberger & Berman                     Seeks   capital   appreciation,   without
Manhattan Trust                        regard  to  income,  through  investments
                                       generally   in   securities   of  small-,
                                       medium-    and   large-    capitalization
                                       companies  that N&B  Management  believes
                                       have the maximum potential for increasing
                                       total NAV. The corresponding  portfolio's
                                       "growth at a reasonable price" investment
                                       approach involves greater risks and share
                                       price   volatility   than  programs  that
                                       invest  in   securities   thought  to  be
                                       undervalued.

Neuberger & Berman                     Seeks   capital    growth    through   an
Partners Trust                         investment  approach  that is designed to
                                       increase  capital with  reasonable  risk.
                                       Its investment  program seeks  securities
                                       believed  to  be  undervalued   based  on
                                       strong   fundamentals   such   as  a  low
                                       price-to- earnings ratio, consistent cash
                                       flow,  and  the  company's  track  record
                                       through  all parts of the  market  cycle.
                                       The  corresponding   portfolio  uses  the
                                       value- oriented investment approach to the selection of individual securities.


         Either Fund described herein, and any of the Equity Trusts, may terminate or modify its exchange privilege in the future.

         Fund shareholders who are considering exchanging shares into any of the Equity Trusts should note that each such fund (1) is a series of a Delaware business trust (named "Neuberger & Berman Equity Trust") that is registered with the SEC as an open-end management investment company; and (2) invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

         Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Equity Trusts share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

         The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.


Redemptions in Kind
-------------------

         Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transactions costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

         Each  Fund   distributes   to  its   shareholders   amounts   equal  to
substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include net realized or unrealized capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's
NAV) until they are distributed. Each Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


         Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of the Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.


         Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

         In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and for Limited Maturity, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months
(i) Hedging Instruments (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) ("Short- Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.


         Certain funds that invest in portfolios managed by N&B Management, including the Sister Funds, have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding portfolio of Managers Trust or Equity Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although that ruling may not be relied on as precedent by the Funds, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Funds as well.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         See the next section for a discussion  of the tax  consequences  to the
Funds  of  hedging  and  certain   other   transactions   engaged  in  by  their
corresponding Portfolios.

Taxation of the Portfolios
--------------------------

         The Portfolios have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, neither Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Port-folio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

         Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

         Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolios. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The Portfolios' use of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from transactions in Hedging Instruments derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short- Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.


         If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio will consider whether it should seek to satisfy those requirements to enable its corresponding Fund to qualify for this treatment for hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.

         Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) at the end of a Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.

         Each Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

         Each Portfolio may acquire zero coupon or other securities issued with OID. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (including its share of its corresponding Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain Hedging Instruments or foreign currency positions held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

Taxation of the Funds' Shareholders
-----------------------------------

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


                             PORTFOLIO TRANSACTIONS

         Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although neither Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

         During the fiscal year ended October 31, 1996, Neuberger & Berman Ultra Short Bond Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act): Goldman, Sachs & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc.; and Morgan (J.P.) Securities Inc. At October 31, 1996, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Morgan (J.P.) Securities Inc., $3,003,150.


         During the fiscal year ended October 31, 1996, Neuberger & Berman Limited Maturity Bond Portfolio acquired securities of the following of its "regular brokers or dealers": Goldman, Sachs & Co. At October 31, 1996, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Goldman, Sachs & Co., $5,045,352.

         No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

Portfolio Turnover
------------------

         A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

         Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                          CUSTODIAN AND TRANSFER AGENT

         Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.



                              INDEPENDENT AUDITORS

         Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.


                                  LEGAL COUNSEL

         Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C.
20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at January 14, 1997:



                                                            Percentage of
                                                             Ownership at
                      Name and Address                     January 14, 1997
                      ----------------                     ----------------

Limited Maturity:     Chase Manhattan Bank TTEE                   34.05%
----------------      Met Life Defined
                      Contribution
                      Group Attn Judity
                      Trepanowski
                      770 Broadway 10th Floor
                      New York, NY 10003

                      D. Leon Leonhardt PSP                       18.51%
                      For Partners & Principals
                      of Price Waterhouse Ltd.
                      DTD 6/28/85
                      3109 W DR Martin Luther King Blvd
                      Tampa, FL  33607

                      Nationwide Life Insurance                   14.68%
                      QPVA
                      C/O IPO Portfolio Accounting
                      PO Box 182029
                      Columbus, OH 43218

                      D Leon Retirement                            5.10%
                      Benefit Accumulation Plan
                      for Employees of Price
                      Waterhouse LLP
                      3109 W DR Martin Luther King
                      Blvd
                      Tampa, FL 33607

                      Chase Manhattan Bank TTEE                    5.00%
                      Various Retirement Plans
                      Under PPI Retirement
                      Programs
                      Professional Pensions Inc
                      444 Foxon RD
                      East Haven, CT 06513

Ultra Short:          Gary N. Skoloff, Saul A Wolfe               49.92%
-----------           Skoloff & Wolfe Target
                      Benefit Trust dtd 11/1/95
                      293 Eisenhower Pkwy.
                      Livingston, NJ  07039-1711

                      Aetna Life Insurance &                      20.67%
                      Annuity Co.
                      ACES - separate account F
                      Attn:  Michael Weiner -  RTAL
                      15 Farmington  Avenue
                      Hartford, CT 06156-0001

                      National Financial Serv.                     9.37%
                      Corp.
                      For the Exclusive Benefit of
                      Our Customers
                      P.O. Box 3908
                      Church Street Station
                      New York, NY 10008-3908

                      Chase Manhattan Bank TTEE                    6.91%
                      Various Retirement Plans
                      under PPI Retirement Program
                      Professional Pensions Inc.
                      444 Foxon Road
                      East Haven, CT  06513-2019

                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

         Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended October 31, 1996:

              The Statements of Assets and Liabilities of the Funds and Portfolios, including the Schedule of Investments of the Portfolios, as of October 31, 1996, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, the Financial Highlights for each of the periods indicated therein, and the notes to each of the foregoing for the fiscal year ended October 31, 1996, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of, Neuberger & Berman Ultra Short Bond Trust and Portfolio, and Neuberger & Berman Limited Maturity Bond Trust and Portfolio.

                                                                     Appendix A

                              RATINGS OF SECURITIES

         S&P corporate bond ratings:
         ---------------------------

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB,B - Debt rated 'BB' is regarded, unbalanced, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated 'BB' has less near-term vulnerability to default then other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, or economic conditions which could leave to an inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual implied 'BBB-' rating.

         B - Debt rated 'B' has a greater vulnerability to default but current has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within major categories.

         Moody's corporate bond ratings:
         -------------------------------

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are considered to be upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

         S&P commercial paper ratings:
         -----------------------------

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

         Moody's commercial paper ratings:
         ---------------------------------

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -        Leading market positions in well-established industries.
         -        High rates of return on funds employed.
         -        Conservative capitalization structures with moderate
                           reliance on debt and ample asset protection.
         -        Broad margins in earnings coverage of fixed financial
                           charges and high internal cash generation.
         -        Well-established access to a range of financial markets
                           and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B


The Art of Investing:
A Conversation with Roy Neuberger

                           "I firmly believe that if you want to manage your own money, you must be a student of the market. If you are unwilling or unable to do that, find someone else to manage your money for you."


      NEUBERGER & BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                During  my more than  sixty-five  years of  buying  and  selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                     \s\ Roy R. Neuberger

                                   YOU'VE BEEN ABLE TO CONDENSE SOME OF THE CHARACTERISTICS OF SUCCESSFUL INVESTING INTO FIVE "RULES." WHAT ARE THEY?


                                   Rule #1: Be flexible. My philosophy has necessarily changed from time to time because of events and because of mistakes. My views change as economic, political, and technological changes occur both on and sometimes off our planet. It is imperative that you be willing to change your thoughts to meet new conditions.


                                   Rule #2: Take your temperament into account. Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --


Diversify your investments, Rule #3: Be broad-gauged. Diversify your make sure that some of your investments, make sure that some of your principal is kept safe, and principal is kept safe, and try to increase try to increase your income your income as well as your capital. as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember there are many ways to skin a cat! Ben Graham and David Dodd did it by understanding basic values. Warren Buffet invested his portfolio in a handful of long-term holdings, while staying involved with the companies' managements. Peter Lynch chose to understand, first-hand, the products of many hundreds of the companies he invested in. George Soros showed his genius as a hedge fund investor who could decipher world currency trends. Each has been successful in his own way. But to be successful, remember to-

                                   Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                         A. Dig for yourself.
                                         B. Be from Missouri.
                                         C. If it sounds too good to be true, it
                                         probably is.


                                   IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                   GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?


                                   Every decade that I've been involved with Wall Street has a nuance of its own, an economic and social climate that influences investors. But generally, bull markets tend to be longer than bear markets, and stock prices tend to go up more slowly and erratically than they go down. Bear markets tend to be shorter and of greater intensity. The market rarely rises or declines concurrently with business cycles longer than six months.


                                   AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   - - either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                   A classic example is a company that has a low price to earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets, unrecognized earnings turnaround and is selling at a discount to private market value.


                                   These characteristics usually lead to companies that are under-researched and have a high degree of inside ownership and entrepreneurial management.

                                   One of my colleagues at Neuberger & Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE STOCKS?


                                   I'm more interested in longer-term trends in earnings than short-term trends. Earnings gains should be the product of long-term strategies, superior management, taking advantage of business opportunities and so on. If these factors are in their proper place, short-term earnings should not be of major concern. Dividends are an important extra because, if they're stable, they help support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall in love           One  should  fall in love  with  ideas,  with
with ideas, with people or         people, or with idealism. But in my book, the
with idealism.  But in my          last   thing  to  fall  in  love  with  is  a
book, the last thing to            particular  security.  It is after all just a
fall in love with is a             sheet of paper indicating a part ownership in
particular security."              a   corporation   and  its   use  is   purely
                                   mercenary. If you must love a security, stay in love with it until it gets overvalued;
                                   then let somebody else fall in love.




                                                [PICTURE OF ROY NEUBERGER]

                                   ANY OTHER ADVICE FOR INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW  WOULD   YOU   DESCRIBE   YOUR   PERSONAL
                                   INVESTING STYLE?


                                   Every stock I buy is bought to be sold. The market is a daily event, and I continually review my holdings looking for selling opportunities. I take a profit occasionally on something that has gone up in price over what was expected and simultaneously take losses whenever misjudgment seems evident. This creates a reservoir of buying power that can be used to make fresh judgments on what are the best values in the market at that time. My active investing style has worked well for me over the years, but for most investors I recommend a longer-term approach.


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT CRASH"?

                                   The only money I managed in the Panic of 1929 was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW  DID  THE  CRASH  OF  1929   AFFECT  YOUR
                                   INVESTING STYLE?


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO MARKET BEHAVIOR?


                                   There are many factors in addition to economic statistics or security analysis in a buy or sell decision. I believe psychology plays an important role in the Market. Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late in acting, this can be a bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A RENOWNED ART COLLECTOR, DO YOU FIND SIMILARITIES BETWEEN SELECTING STOCKS AND SELECTING WORKS OF ART?

                                   Both are an art, although picking stocks is a
                                   minor art compared with  painting,  sculpture
"When things look bad, I           or  literature.  I started  buying art in the
become optimistic.  When           30s,  and in the 40s it was a  daily,  almost
everything looks rosy, and         hourly occurrence.  My inclination to buy the
the crowd is optimistic, I         works of living  artists comes from Van Gogh,
like to be a seller."              who  sold  only  one   painting   during  his
                                   lifetime. He died in poverty, only then to become a legend and have his work sold for millions of dollars.
















                                                [PICTURE OF ROY NEUBERGER]


                                   There are more variables to consider now in both buying art and picking stocks. In the modern stock markets, the heavy use of futures and options has changed the nature of the investment world. In past times, the stock market was much less complicated, as was the art world.


                                   Artists rose and fell on their own merits without a lot of publicity and attention. As more and more dealers are involved with artists, the price of their work becomes inflated. So I almost always buy works of unknown, relatively undiscovered artists, which, I suppose is similar to value investing.


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.

                                   WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN YOUR LIFE?


                                   Being a founder of Neuberger & Berman and creating one of the first no-load mutual funds. I started on Wall Street in 1929, and during the depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of Neuberger & Berman, and for about 10 years we managed money for individuals with substantial financial assets. But I also wanted to offer the smaller investor the benefits of professional money management, so in 1950 I created the Guardian Mutual Fund (now known as the Neuberger & Berman Guardian Fund). The Fund was kind of an innovation in its time because it didn't charge a sales commission. I thought the public was being overcharged for mutual funds, so I wanted to create a fund that would be offered directly to the public without a sales charge. Now of course the "no-load" fund business is a huge industry. I managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE   OFFICE   EVERY  DAY  TO   MANAGE   YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.

                                   ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                   Roy Neuberger is a founder of the investment management firm Neuberger & Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.


                                         During the 1920s,  Roy  studied  art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                         Roy  began  his  investment  career  by
                                   joining a brokerage firm in 1929, seven months before the "Great Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career.


                                   NEUBERGER & BERMAN'S FOUNDING

                                         Roy's investing  acumen  attracted many
                                   people who wished to have him manage their money. In 1939, at the age of 36, after purchasing a seat on the New York Stock Exchange, Roy founded Neuberger & Berman to provide money management services to people who lacked the time, interest or expertise to manage their own assets.

                                   NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                   GROWTH


                                         Neuberger  & Berman  has grown  through
                                   the years and now manages approximately $30 billion of equity and fixed income assets, both domestic and international, for individuals, institutions, and its family of no-load mutual funds. Today, as when the firm was founded, Neuberger & Berman follows a value approach to investing, designed to enable clients to advance in good markets and minimize losses when conditions are less favorable.

















                                         For more complete information about the
                                         Neuberger  &  Berman   Guardian   Fund,
                                         including   fees  and  expenses,   call
                                         Neuberger   &  Berman   Management   at
                                         800-877-  9700  for a free  prospectus.
                                         Please  read it  carefully,  before you
                                         invest or send money.

                                              Neuberger & Berman Management
                                              Inc.[SERVICE MARK]

                                                   605 Third Avenue, 2nd Floor
                                                   New York, NY  10158-0006
                                                   Shareholder Services
                                                   (800) 877-9700

                                                   [COPYRIGHT SYMBOL]1995
                                                   Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

                         NEUBERGER & BERMAN INCOME TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits
-------        ---------------------------------

(a)     Financial Statements:

        Audited financial statements for the fiscal year ended October 31, 1996 for Neuberger & Berman Income Trust (with respect to Neuberger & Berman Limited Maturity Bond Trust and Neuberger & Berman Ultra Short Bond Trust) and Income Managers Trust (with respect to Neuberger & Berman Limited Maturity Bond Portfolio and Neuberger & Berman Ultra Short Bond Portfolio) and the reports of the independent auditors are incorporated into the Statement of Additional Information for such series by reference.

        Included in Part A of this Post-Effective Amendment:

               FINANCIAL HIGHLIGHTS for the periods indicated therein for Neuberger & Berman Limited Maturity Bond Trust and Neuberger & Berman Ultra Short Bond Trust.

(b)     Exhibits:

        Exhibit
        Number                  Description
        -------              -----------------

           (1)           (a)    Certificate of Trust.  Incorporated by Reference
                                to Post-Effective Amendment No. 3 to
                                Registrant's Registration Statement, File Nos.
                                33-62872 and 811-7724, EDGAR Accession No.
                                0000898432-96-00018.

                         (b) Trust Instrument of Neuberger & Berman Income Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-
                                00018.

                         (c) Schedule A - Current Series of Neuberger & Berman Income Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

           (2) By-laws of Neuberger & Berman Income Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

           (3)      Voting Trust Agreement.  None.

           (4)           (a)    Trust Instrument of Neuberger & Berman Income
                                Trust, Articles IV, V, and VI.  Incorporated by
                                Reference to Post-Effective Amendment No. 3 to
                                Registrant's Registration Statement, File Nos.
                                33-62872 and 811-7724, EDGAR Accession No.
                                0000898432-96-00018.

                         (b) By-laws of Neuberger & Berman Income Trust Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

           (5)           (a)    (i)      Management Agreement Between
                                         Income Managers Trust and Neuberger &
                                         Berman Management Incorporated.
                                         Incorporated by Reference to
                                         Post-Effective Amendment No. 21 to
                                         Registration Statement of Neuberger &
                                         Berman Income Funds, File Nos. 2-85229
                                         and 811-3802, EDGAR Accession No.
                                         0000898432-96-000117.

                                (ii)     Schedule A - Portfolios of Income
                                         Managers Trust Currently Subject to the
                                         Management Agreement.  Incorporated by
                                         Reference to Post-Effective Amendment
                                         No. 21 to Registration Statement of
                                         Neuberger & Berman Income Funds, File
                                         Nos. 2-85229 and 811-3802, EDGAR
                                         Accession No. 0000898432-96-00017.

                                (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 21 to
                                         Registration Statement of Neuberger &
                                         Berman Income Funds, File Nos. 2-85229
                                         and 811-3802, EDGAR Accession No.
                                         0000898432-96-00017.

                         (b)    (i)      Sub-Advisory Agreement Between
                                         Neuberger & Berman Management
                                         Incorporated and Neuberger & Berman,
                                         L.P. with Respect to

                                         Income Managers Trust.  Incorporated by
                                         Reference to Post-Effective Amendment
                                         No. 21 to Registration Statement of
                                         Neuberger & Berman Income Funds, File
                                         Nos. 2-85229 and 811-3802, EDGAR
                                         Accession No. 0000898432-96-00017.

                                (ii)     Schedule A - Portfolios of Income
                                         Managers Trust Currently Subject to the
                                         Sub-Advisory Agreement. Incorporated by
                                         Reference to Post-Effective Amendment
                                         No. 21 to Registration Statement of
                                         Neuberger & Berman Income Funds, File
                                         Nos. 2-85229 and 811-3802, EDGAR
                                         Accession No. 0000898432-96-00017.

                                (iii) Substitution Agreement Among Neuberger & Berman Management Incorporated, Income Managers Trust, Neuberger & Berman, L.P., and Neuberger & Berman, LLC. Filed Herewith.

           (6)           (a)    Distribution Agreement Between Neuberger &
                                Berman Income Trust and Neuberger & Berman
                                Management Incorporated.  Incorporated by
                                Reference to Post-Effective Amendment No. 3 to
                                Registrant's Registration Statement, File Nos.
                                33-62872 and 811-7724, EDGAR Accession No.
                                0000898432-96-00018.

                         (b) Schedule A - Series of Neuberger & Berman Income Trust Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-
                                00018.

           (7)           Bonus, Profit Sharing or Pension Plans.  None.

           (8)           (a)    Custodian Contract Between Neuberger & Berman
                                Income Trust and State Street Bank and Trust
                                Company.  Incorporated by Reference to Post-
                                Effective Amendment No. 3 to Registrant's
                                Registration Statement, File Nos. 33-62872 and
                                811-7724, EDGAR Accession No. 0000898432-96-
                                00018.

                         (b)    Schedule A - Approved Foreign Banking
                                Institutions and Securities Depositories Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 21 to Registration Statement of Neuberger & Berman Income Funds, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                         (c) Schedule of Compensation under the Custodian Contract. Filed Herewith.

           (9)           (a)    (i)      Transfer Agency Agreement Between
                                         Neuberger & Berman Income Trust and
                                         State Street Bank and Trust Company.
                                         Incorporated by Reference to Post-
                                         Effective Amendment No. 3 to
                                         Registrant's Registration Statement,
                                         File Nos. 33- 62872 and 811-7724, EDGAR
                                         Accession No. 0000898432-96-00018.

                                (ii) First Amendment to Transfer Agency and Service Agreement between Neuberger & Berman Income Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No.
                                         0000898432-96-00018.

                                (iii)    Schedule of Compensation Under the
                                         Transfer Agency Agreement. Filed
                                         Herewith.

                         (b)    (i)      Administration Agreement Between
                                         Neuberger & Berman Income Trust and
                                         Neuberger & Berman Management
                                         Incorporated. Incorporated by Reference
                                         to Post-Effective Amendment No. 3 to
                                         Registrant's Registration Statement,
                                         File Nos. 33-62872 and 811-7724, EDGAR
                                         Accession No. 0000898432-96-00018.

                                (ii)     Schedule A - Series of Neuberger &
                                         Berman Income Trust Currently Subject
                                         to the Administration Agreement.
                                         Incorporated by Reference to
                                         Post-Effective Amendment No. 3 to
                                         Registrant's Registration Statement,
                                         File Nos. 33-62872 and 811- 7724, EDGAR
                                         Accession No. 0000898432-96- 00018.

                              (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 3 to
                                         Registrant's Registration Statement,
                                         File Nos. 33- 62872 and 811-7724, EDGAR
                                         Accession No. 0000898432-96-00018.

           (10) Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters. Incorporated by Reference to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724.

           (11)          Other Opinions, Appraisals, Rulings and Consents:

                                Consent of Ernst & Young LLP, Independent
                                Auditors.  Filed Herewith.

           (12)          Financial Statements Omitted from Prospectus.  None.

           (13)          Letter of Investment Intent.  None.

           (14)          Prototype Retirement Plan.  None

           (15)          Plan Pursuant to Rule 12b-1.  None.

           (16)          Schedule of Computation of Performance Quotations.
                         Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724.

           (17)          Financial Data Schedules.  Filed Herewith.

           (18)          Plan Pursuant to Rule 18f-3.  None.

Item 25.       Persons Controlled By or Under Common Control with Registrant.
--------       --------------------------------------------------------------

        No person is controlled by or under common control with the Registrant.

Item 26.       Number of Holders of Securities.
--------       --------------------------------

        The following information is given as of January 9, 1997.

                                                                   Number of
Title of Class                                                   Record Holders
--------------                                                   --------------

Shares of beneficial
interest, $0.001 par value, of:


Neuberger & Berman Limited Maturity Bond Trust                           53
Neuberger & Berman Ultra Short Bond Trust                                28


Item 27.       Indemnification.
--------       ----------------

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the  Management  Agreement  between  Income  Managers Trust
("Managers Trust") and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

        Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

        Section 11 of the Agreement provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Section 12 of the Administration Agreement provides that each Series shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations hereunder with respect to such Series; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Series; provided, that N&B Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management or its employees, agents or contractors.

        Section 13 of the Administration Agreement provides that N&B Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from: (i) N&B Management's failure to comply with the terms of this Agreement with respect to such Series; or (ii) N&B Management's lack of good faith in performing its obligations hereunder with respect to such Series; or (iii) N&B Management's negligence or misconduct of its employees, agents or contractors in connection herewith with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than N&B Management unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

        Section 11 of the Distribution Agreement between the Registrant and N&B Management contains provisions similar to Section 11 of the Administration Agreement, with respect to N&B Management.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.       Business and Other Connections of Adviser and Sub-Adviser.
--------       ----------------------------------------------------------

        There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Claudia A. Brandon                      Secretary, Neuberger & Berman Advisers
Vice President,                         Management Trust (Delaware business
N&B Management                          trust); Secretary, Advisers Managers
                                        Trust;  Secretary,   Neuberger  &
                                        Berman Advisers  Management Trust
                                        (Massachusetts   business  trust)
                                        (1);   Secretary,   Neuberger   &
                                        Berman Income  Funds;  Secretary,
                                        Neuberger & Berman  Income Trust;
                                        Secretary,   Neuberger  &  Berman
                                        Equity     Funds;      Secretary,
                                        Neuberger & Berman  Equity Trust;
                                        Secretary, Income Managers Trust;
                                        Secretary, Equity Managers Trust;
                                        Secretary, Global Managers Trust;
                                        Secretary,   Neuberger  &  Berman
                                        Equity Assets.

Stacy Cooper-Shugrue                    Assistant Secretary, Neuberger & Berman
Assistant Vice President,               Advisers Management Trust (Delaware
N&B Management                          business trust); Assistant Secretary,
                                        Advisers Managers Trust; Assistant
                                        Secretary, Neuberger & Berman Advisers
                                        Management Trust (Massachusetts business trust) (1); Assistant Secretary,
                                        Neuberger & Berman Income Funds;
                                        Assistant Secretary, Neuberger & Berman
                                        Income Trust; Assistant Secretary,
                                        Neuberger & Berman Equity Funds;
                                        Assistant Secretary, Neuberger & Berman
                                        Equity Trust; Assistant Secretary,
                                        Income Managers Trust; Assistant
                                        Secretary, Equity Managers Trust;
                                        Assistant Secretary, Global Managers
                                        Trust; Assistant Secretary, Neuberger &
                                        Berman Equity Assets.

Barbara DiGiorgio,                      Assistant Treasurer,  Neuberger & Berman
Assistant Vice President,               Advisers   Management   Trust  (Delaware
N&B Management                          business  trust);  Assistant  Treasurer,
                                        Advisers   Managers   Trust;   Assistant
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Income    Trust;     Assistant
                                        Treasurer,  Neuberger  &  Berman  Equity
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Equity    Trust;     Assistant
                                        Treasurer,    Income   Managers   Trust;
                                        Assistant  Treasurer,   Equity  Managers
                                        Trust;   Assistant   Treasurer,   Global
                                        Managers  Trust;   Assistant  Treasurer,
                                        Neuberger & Berman Equity Assets.

Stanley Egener                          Chairman  of  the  Board  and   Trustee,
President and Director,                 Neuberger & Berman  Advisers  Management
N&B Management; Principal,              Trust   (Delaware    business    trust);
Neuberger & Berman                      Chairman  of  the  Board  and   Trustee,
                                        Advisers Managers Trust; Chairman of the
                                        Board and  Trustee,  Neuberger  & Berman
                                        Advisers Management Trust (Massachusetts
                                        business  trust)  (1);  Chairman  of the
                                        Board and  Trustee,  Neuberger  & Berman
                                        Income Funds;  Chairman of the Board and
                                        Trustee,   Neuberger  &  Berman   Income
                                        Trust;   Chairman   of  the   Board  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Funds;   Chairman   of  the   Board  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Trust;   Chairman   of  the   Board  and
                                        Trustee, Income Managers Trust; Chairman
                                        of  the   Board  and   Trustee,   Equity
                                        Managers  Trust;  Chairman  of the Board
                                        and  Trustee,   Global  Managers  Trust;
                                        Chairman  of  the  Board  and   Trustee,
                                        Neuberger & Berman Equity Assets.


Theodore P. Giuliano                    President   and  Trustee,   Neuberger  &
Vice President and Director, N&B        Berman  Income   Funds;   President  and
Management; Principal, Neuberger &      Trustee,   Neuberger  &  Berman   Income
Berman                                  Trust;  President  and  Trustee,  Income
                                        Managers Trust.

C. Carl Randolph                        Assistant Secretary,  Neuberger & Berman
Principal, Neuberger & Berman           Advisers   Management   Trust  (Delaware
                                        business  trust);  Assistant  Secretary,
                                        Advisers   Managers   Trust;   Assistant
                                        Secretary,  Neuberger & Berman  Advisers
                                        Management Trust (Massachusetts business
                                        trust)   (1);    Assistant    Secretary,
                                        Neuberger   &   Berman   Income   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Income   Trust;   Assistant   Secretary,
                                        Neuberger   &   Berman   Equity   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Equity   Trust;   Assistant   Secretary,
                                        Income   Managers    Trust;    Assistant
                                        Secretary,    Equity   Managers   Trust;
                                        Assistant  Secretary,   Global  Managers
                                        Trust; Assistant Secretary,  Neuberger &
                                        Berman Equity Assets.





Felix Rovelli                           Senior  Vice   President-Senior   Equity
Vice President, N&B Management          Portfolio Manager,  BNP-N&B Global Asset
                                        Management   L.P.   (joint   venture  of
                                        Neuberger & Berman and Banque Nationale de Paris) (2).

Richard Russell                         Treasurer,  Neuberger & Berman  Advisers
Vice President, N&B Management          Management   Trust  (Delaware   business
                                        trust);  Treasurer,   Advisers  Managers
                                        Trust;  Treasurer,  Neuberger  &  Berman
                                        Advisers Management Trust (Massachusetts
                                        business    trust)    (1);    Treasurer,
                                        Neuberger   &   Berman   Income   Funds;
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Trust;  Treasurer,  Neuberger  &  Berman
                                        Equity  Funds;  Treasurer,  Neuberger  &
                                        Berman Equity Trust;  Treasurer,  Income
                                        Managers   Trust;   Treasurer,    Equity
                                        Managers   Trust;   Treasurer,    Global
                                        Managers Trust;  Treasurer,  Neuberger &
                                        Berman Equity Assets.

Daniel J. Sullivan                      Vice   President,   Neuberger  &  Berman
Senior Vice President,                  Advisers   Management   Trust  (Delaware
N&B Management                          business    trust);    Vice   President,
                                        Advisers Managers Trust; Vice President,
                                        Neuberger & Berman  Advisers  Management
                                        Trust  (Massachusetts   business  trust)
                                        (1); Vice President,  Neuberger & Berman
                                        Income Funds; Vice President,  Neuberger
                                        & Berman Income Trust;  Vice  President,
                                        Neuberger & Berman  Equity  Funds;  Vice
                                        President,  Neuberger  &  Berman  Equity
                                        Trust;  Vice President,  Income Managers
                                        Trust;  Vice President,  Equity Managers
                                        Trust;  Vice President,  Global Managers
                                        Trust;   Vice  President,   Neuberger  &
                                        Berman Equity Assets.

Susan Switzer                           Portfolio  Manager,   Mitchell  Hutchins
Assistant Vice President,               Asset  Management  Inc.,  1285 Avenue of
N&B Management                          the Americas,  New York,  New York 10019
                                        (3).

Michael J. Weiner                       Vice   President,   Neuberger  &  Berman
Senior Vice President,                  Advisers   Management   Trust  (Delaware
N&B Management                          business    trust);    Vice   President,
                                        Advisers Managers Trust; Vice President,
                                        Neuberger & Berman  Advisers  Management
                                        Trust  (Massachusetts   business  trust)
                                        (1); Vice President,  Neuberger & Berman
                                        Income Funds; Vice President,  Neuberger
                                        & Berman Income Trust;  Vice  President,
                                        Neuberger & Berman  Equity  Funds;  Vice
                                        President,  Neuberger  &  Berman  Equity
                                        Trust;  Vice President,  Income Managers
                                        Trust;  Vice President,  Equity Managers
                                        Trust;  Vice President,  Global Managers
                                        Trust;   Vice  President,   Neuberger  &
                                        Berman Equity Assets.

Celeste Wischerth,                      Assistant Treasurer,  Neuberger & Berman
Assistant Vice President,               Advisers   Management   Trust  (Delaware
N&B Management                          business  trust);  Assistant  Treasurer,
                                        Advisers   Managers   Trust;   Assistant
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Income    Trust;     Assistant
                                        Treasurer,  Neuberger  &  Berman  Equity
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Equity    Trust;     Assistant
                                        Treasurer,    Income   Managers   Trust;
                                        Assistant  Treasurer,   Equity  Managers
                                        Trust;   Assistant   Treasurer,   Global
                                        Managers  Trust;   Assistant  Treasurer,
                                        Neuberger & Berman Equity Assets.

Lawrence Zicklin                        President   and  Trustee,   Neuberger  &
Director, N&B Management;               Berman   Advisers    Management    Trust
Principal, Neuberger &                  (Delaware business trust); President and
Berman                                  Trustee,    Advisers   Managers   Trust;
                                        President   and  Trustee,   Neuberger  &
                                        Berman   Advisers    Management    Trust
                                        (Massachusetts   business   trust)  (1);
                                        President   and  Trustee,   Neuberger  &
                                        Berman  Equity   Funds;   President  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Trust;  President  and  Trustee,  Equity
                                        Managers   Trust;   President,    Global
                                        Managers  Trust;  President and Trustee,
                                        Neuberger & Berman Equity Assets.

        The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


(1)     Until April 30, 1995.
(2)     Until 1994.


Item 29.       Principal Underwriters.
--------       -----------------------

        (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies and any series thereof:

               Neuberger & Berman Advisers Management Trust
               Neuberger & Berman Equity Assets
               Neuberger & Berman Equity Funds
               Neuberger & Berman Equity Trust
               Neuberger & Berman Income Funds

               N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

        (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                         POSITIONS AND OFFICES          POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER               WITH REGISTRANT
----                     ---------------------          ---------------------

Claudia A. Brandon       Vice President                 Secretary

Patrick T. Byrne         Vice President                 None

Richard A. Cantor        Chairman of the Board and      None
                            Director

Robert Conti             Treasurer                      None

Stacy Cooper-Shugrue     Assistant Vice President       Assistant Secretary

William Cunningham       Vice President                 None

Barbara DiGiorgio        Assistant Vice President       Assistant Treasurer

Roberta D'Orio           Assistant Vice President       None

Stanley Egener           President and Director         Chairman of the Board
                                                        of Trustees
                                                        (Chief Executive
                                                        Officer)

Joseph G. Galli          Assistant Vice President       None

Robert I. Gendelman      Assistant Vice President       None

Mark R. Goldstein        Vice President                 None

Theodore P. Giuliano     Vice President and             None
                         Director

Leslie Holliday-Soto     Assistant Vice President       None

Jody L. Irwin            Assistant Vice President       None

Michael M. Kassen        Vice President and             None
                         Director

Irwin Lainoff            Director                       None

Michael Lamberti         Vice President                 None

Josephine Mahaney        Vice President                 None

Carmen G. Martinez       Assistant Vice President       None

Lawrence Marx III        Vice President                 None

Ellen Metzger            Vice President and             None
                         Secretary

Paul Metzger             Vice President                 None

Lorraine Olavaria        Assistant Secretary            None

Janet W. Prindle         Vice President                 None

Joseph S. Quirk          Assistant Vice President       None

Kevin L. Risen           Assistant Vice President       None

Felix Rovelli            Vice President                 None

Richard Russell          Vice President                 Treasurer (Principal
                                                        Accounting Officer)

Kent C. Simons           Vice President                 None

Frederick B. Soule       Vice President                 None

Daniel J. Sullivan       Senior Vice President          Vice President

Peter E. Sundman         Senior Vice President          None

Susan Switzer            Assistant Vice President       None

Andrea Trachtenberg      Vice President of              None
                         Marketing

Judith M. Vale           Vice President                 None

Clara Del Villar         Vice President                 None

Susan Walsh              Vice President                 None

Michael J. Weiner        Senior Vice President          Vice President
                                                        (Principal Financial
                                                        Officer)

Celeste Wischerth        Assistant Vice President       Assistant Treasurer

Thomas Wolfe             Vice President                 None

KimMarie Zamot           Assistant Vice President       None

Lawrence Zicklin         Director                       Trustee and President


        (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.     Location of Accounts and Records.
--------     ---------------------------------

             All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 31.       Management Services

               Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.       Undertakings

               Registrant undertakes to furnish each person to whom a prospectus
is  delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER & BERMAN INCOME TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 5 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 30th day of
 January, 1997.

                         NEUBERGER & BERMAN INCOME TRUST


                            By: /s/ Theodore P. Giuliano
                                --------------------------
                                  Theodore P. Giuliano
                                  President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 5 has been signed below by the following persons in the capacities and on the date indicated.

Signature                    Title                             Date
---------                    -----                             ----

/s/ John Cannon              Trustee                        January 30, 1997
John Cannon

/s/ Stanley Egener           Chairman of the Board,         January 30, 1997
------------------
Stanley Egener               Chief Executive Officer
                             and Trustee

/s/ Theodore P. Giuliano     President and Trustee          January 30, 1997
------------------------
Theodore P. Giuliano

/s/ Barry Hirsch             Trustee                        January 30, 1997
Barry Hirsch

/s/ Robert A. Kavesh         Trustee                        January 30, 1997
--------------------
Robert A. Kavesh

                       (signatures continued on next page)

Signature                    Title                              Date
---------                    -----                              ----


/s/ William E. Rulon         Trustee                        January 30, 1997
--------------------
William E. Rulon

/s/ Richard Russell          Treasurer and                  January 30, 1997
-------------------
Richard Russell              Principal Accounting Officer

/s/ Candace L. Straight      Trustee                        January 30, 1997
-----------------------
Candace L. Straight

/s/ Michael J. Weiner        Vice President and             January 30, 1997
---------------------
Michael J. Weiner            Principal Financial Officer

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 5 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 30th day of January, 1997.

                              INCOME MANAGERS TRUST


                              By: /s/ Theodore P. Giuliano
                                  -------------------------
                                   Theodore P. Giuliano
                                   President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 5 has been signed below by the following persons in the capacities and on the date indicated.

Signature                   Title                                 Date
---------                   -----                                 ----


/s/ John Cannon             Trustee                          January 30, 1997
John Cannon

/s/ Stanley Egener          Chairman of the Board,           January 30, 1997
------------------
Stanley Egener              Chief Executive Officer
                            and Trustee

/s/ Theodore P. Giuliano    President and Trustee            January 30, 1997
------------------------
Theodore P. Giuliano

/s/ Barry Hirsch            Trustee                          January 30, 1997
Barry Hirsch

/s/ Robert A. Kavesh        Trustee                          January 30, 1997
--------------------
Robert A. Kavesh

                       (signatures continued on next page)

Signature                   Title                                 Date
---------                   -----                                 ----


/s/ William E. Rulon        Trustee                          January 30, 1997
--------------------
William E. Rulon

/s/ Richard Russell         Treasurer and                    January 30, 1997
-------------------
Richard Russell             Principal Accounting Officer

/s/ Candace L. Straight     Trustee                          January 30, 1997
-----------------------
Candace L. Straight

/s/ Michael J. Weiner       Vice President and               January 30, 1997
---------------------
Michael J. Weiner           Principal Financial Officer

                         NEUBERGER & BERMAN INCOME TRUST
                   POST-EFFECTIVE AMENDMENT NO. 5 ON FORM N-1A

                                INDEX TO EXHIBITS


                                                                    Sequentially
Exhibit                                                               Numbered
Number                              Description                         Page
-------     ------------------------------------------------------  ------------

(1)         (a)     Certificate of Trust.  Incorporated by                N.A.
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

            (b)     Trust Instrument of Neuberger & Berman                N.A.
                    Income Trust. Incorporated by Reference to
                    Post-Effective Amendment No. 3 to
                    Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

            (c)     Schedule A - Current Series of Neuberger &            N.A.
                    Berman Income Trust.  Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

(2)         By-laws of Neuberger & Berman Income Trust.                   N.A.
            Incorporated by Reference to Post-Effective
            Amendment No. 3 to Registrant's Registration
            Statement, File Nos. 33-62872 and 811-7724, EDGAR
            Accession No. 0000898432-96-00018.

(3)         Voting Trust Agreement.  None.                                N.A.

(4)         (a)     Trust Instrument of Neuberger & Berman                N.A.
                    Income Trust, Articles IV, V, and VI.
                    Incorporated by Reference to Post-Effective
                    Amendment No. 3 to Registrant's Registration
                    Statement, File Nos. 33-62872 and 811-7724,
                    EDGAR Accession No. 0000898432-96-00018.

            (b)     By-laws of Neuberger & Berman Income Trust            N.A.
                    Articles V, VI, and VIII.  Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

(5)         (a)     (i)    Management Agreement Between Income            N.A.
                           Managers Trust and Neuberger & Berman
                           Management Incorporated.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registration Statement of Neuberger &
                           Berman Income Funds, File Nos. 2-
                           85229 and 811-3802, EDGAR Accession
                           No. 0000898432-96-00017.

                    (ii)   Schedule A - Portfolios of Income              N.A.
                           Managers Trust Currently Subject to
                           the Management Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registration Statement of Neuberger &
                           Berman Income Funds, File Nos. 2-
                           85229 and 811-3802, EDGAR Accession
                           No. 0000898432-96-00017.

                    (iii)  Schedule B - Schedule of Compensation          N.A.
                           Under the Management Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registration Statement of Neuberger &
                           Berman Income Funds, File Nos. 2-
                           85229 and 811-3802, EDGAR Accession
                           No. 0000898432-96-00017.

            (b)     (i)    Sub-Advisory Agreement Between                 N.A.
                           Neuberger & Berman Management
                           Incorporated and Neuberger & Berman,
                           L.P. with Respect to Income Managers
                           Trust. Incorporated by Reference to
                           Post-Effective Amendment No. 21 to
                           Registration Statement of Neuberger &
                           Berman Income Funds, File Nos. 2-
                           85229 and 811-3802, EDGAR Accession
                           No. 0000898432-96-00017.

                    (ii)   Schedule A - Portfolios of Income              N.A.
                           Managers Trust Currently Subject to
                           the Sub-Advisory Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registration Statement of Neuberger &
                           Berman Income Funds, File Nos. 2-
                           85229 and 811-3802, EDGAR Accession
                           No. 0000898432-96-00017.

                    (iii)  Substitution Agreement Among                  _____
                           Neuberger & Berman Management
                           Incorporated, Income Managers Trust,
                           Neuberger & Berman, L.P., and
                           Neuberger & Berman, LLC.
                           Incorporated.  Filed Herewith.


(6)         (a)     Distribution Agreement Between Neuberger &            N.A.
                    Berman Income Trust and Neuberger & Berman
                    Management Incorporated.  Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

            (b)     Schedule A - Series of Neuberger & Berman             N.A.
                    Income Trust Currently Subject to the
                    Distribution Agreement.  Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

(7)         Bonus, Profit Sharing or Pension Plans.  None.                N.A.

(8)         (a)     Custodian Contract Between Neuberger &                N.A.
                    Berman Income Trust and State Street Bank and Trust Company. Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

            (b)     Schedule A - Approved Foreign Banking                 N.A.
                    Institutions and Securities Depositories
                    Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No.
                    21 to Registration Statement of Neuberger &
                    Berman Income Funds, File Nos. 2-85229 and
                    811-3802, EDGAR Accession No. 0000898432-96-
                    00017.

            (c)     Schedule of Compensation under the Custodian          ____
                    Contract.  Filed Herewith.

(9)         (a)     (i)    Transfer Agency Agreement Between              N.A.
                           Neuberger & Berman Income Trust and
                           State Street Bank and Trust Company.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724, EDGAR
                           Accession No. 0000898432-96- 00018.

                    (ii)   First Amendment to Transfer Agency             N.A.
                           and Service Agreement between
                           Neuberger & Berman Income Trust and
                           State Street Bank and Trust Company.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724,
                           EDGAR Accession No. 0000898432-96-
                           00018.

                    (iii)  Schedule of Compensation Under the             ____
                           Transfer Agency Agreement. Filed
                           Herewith.

            (b)     (i)    Administration Agreement Between               N.A.
                           Neuberger & Berman Income Trust and
                           Neuberger & Berman Management
                           Incorporated.  Incorporated by
                           Reference to Post-Effective Amendment
                           No. 3 to Registrant's Registration
                           Statement, File Nos. 33-62872 and
                           811-7724, EDGAR Accession No.
                           0000898432-96-00018.

                    (ii)   Schedule A - Series of Neuberger &             N.A.
                           Berman Income Trust Currently Subject
                           to the Administration Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724, EDGAR
                           Accession No. 0000898432-96- 00018.

                    (iii)  Schedule B - Schedule of Compensation          N.A.
                           Under the Administration Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724, EDGAR
                           Accession No. 0000898432-96- 00018.

(10)        Opinion and Consent of Kirkpatrick & Lockhart on              N.A.
            Securities Matters.  Incorporated by Reference to
            Registrant's Registration Statement, File Nos. 33-
            62872 and 811-7724.

(11)        Other Opinions, Appraisals, Rulings and Consents:

                    Consent of Ernst & Young LLP, Independent             ____
                    Auditors.  Filed Herewith.

(12)        Financial Statements Omitted from Prospectus.                 N.A.
            None.

(13)        Letter of Investment Intent.  None.                           N.A.

(14)        Prototype Retirement Plan.  None.                             N.A.

(15)        Plan Pursuant to Rule 12b-1.  None.                           N.A.

(16)        Schedule of Computation of Performance                        N.A.
            Quotations.  Incorporated by Reference to Post-
            Effective Amendment No. 1 to Registrant's
            Registration Statement, File Nos. 33-62872 and
            811-7724.

(17)        Financial Data Schedules.  Filed Herewith.                    ____

(18)        Plan Pursuant to Rule 18-3f.  None.                           N.A.